            Filed with the Securities and Exchange Commission on August 28, 2003
                           Securities Act of 1933 Registration File No. 33-84762
                                Investment Company Act of 1940 File No. 811-8648


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                            [X]

                       Pre-Effective Amendment No. __                        [ ]
                       Post-Effective Amendment No. 22                       [X]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                              Amendment No. 25                               [X]

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

Robert J. Christian, President                   Copy to:
Wilmington Trust Company                         Joseph V. Del Raso, Esq.
1100 North Market Street                         Pepper Hamilton LLP
Wilmington, DE 19890                             3000 Two Logan Square
(Name and Address of Agent for Service)          Philadelphia, PA 19103


It is proposed that this filing will become effective (check the appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

                        PROSPECTUS DATED _________, 2003

         This prospectus gives vital information about the Wilmington International Multi-Manager Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that an investment in the Portfolio:

-        is not a bank deposit

- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

-        is not federally insured

- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

-        is not guaranteed to achieve its goal(s)

         Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                    PORTFOLIO DESCRIPTION

A look at the goals, strategies,        Summary.............................
risks, expenses and financial           Performance Information.............
history of the Portfolio.               Fees and Expenses...................
                                        Example.............................
                                        Investment Objective................
                                        Primary Investment Strategies.......
                                        Additional Risk Information.........
                                        Financial Highlights................

Details about the service           MANAGEMENT OF THE PORTFOLIO
providers.                              Investment Adviser..................
                                        Portfolio Managers..................
                                        Sub-Advisers........................
                                        Service Providers...................

Policies and instructions for       SHAREHOLDER INFORMATION
opening, maintaining and                Pricing of Shares...................
closing an account in                   Purchase of Shares..................
the Portfolio.                          Redemption of Shares................
                                        Exchange of Shares..................
                                        Distributions.......................
                                        Taxes...............................

Details on the Portfolio's          DISTRIBUTION ARRANGEMENTS
master/feeder arrangement               Master/Feeder Structure.............
and share classes.                      Share Classes.......................

                                    GLOSSARY................................

                                    FOR MORE INFORMATION....................

For information about key terms and concepts, please refer to the "Glossary".

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

                              INSTITUTIONAL SHARES

                              PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective             -    The WILMINGTON INTERNATIONAL MULTI-MANAGER
                                      PORTFOLIO seeks superior long-term capital appreciation.

Investment Focus                 -    Equity (or related) securities

Share Price Volatility           -    Moderate to high

Principal Investment Strategy    -    The Portfolio operates as a "feeder fund"
                                      which means that the Portfolio does not
                                      buy individual securities directly.
                                      Instead, it invests in a "master fund,"
                                      which in turn purchases investment
                                      securities. The Portfolio invests all of its assets in a master fund which is a separate series of WT Investment Trust I.
                                      The Portfolio and its corresponding Series have the same investment objective, policies and limitations.

                                 - The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO invests all of its assets in the International Multi-Manager Series, which invests at least 85% of its total assets in a diversified portfolio of equity (or related) securities of foreign issuers. The Series' investment adviser allocates the Series' assets to sub-advisers, or invests in exchange-traded funds. The sub-advisers may select stocks to be purchased or sold by the Series based upon fundamental research, country and trend analysis and whether the stocks are undervalued or have above average growth potential.

Principal Risks     The Portfolio is subject to the risks summarized below which are further described under "Additional Risk Information."

                    - An investment in the Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                    - It is possible to lose money by investing in the Portfolio. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

                    - The Portfolio's share price will fluctuate in response to changes in the market value of the Portfolio's investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

                    - Investments in foreign (i.e. non-U.S.) markets are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchanges rates.

                    - The Series may use derivatives to pursue its investment objective. The use of derivatives may expose the Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.

                    - The performance of the Portfolio will depend on whether or not the adviser or sub-advisers are successful in pursuing an investment strategy.

                    - Because the Portfolio employs a multi-manager approach, the interplay of the various strategies employed by the adviser and sub-advisers may result in the Portfolio indirectly holding large positions in certain types of securities, industries or sectors, which may have a negative affect on performance.

                    - The Portfolio is also subject to other risks, which are described under "Additional Risk Information."

Investor Profile    Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio and its predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940
Act), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

         For periods prior to September 3, 2002, the information reflected in the bar chart and the performance table below illustrates the performance of Clemente Capital Inc., Invista Capital Management, LLC and Zurich Scudder Investments, Inc., the former sub-advisers to the Series. As of September 3, 2002, Deutsche Asset Management Inc. ("DAMI"), and Julius Baer Investment Management Inc. ("JBIMI") replaced the former sub-advisers to the Series and each was individually responsible for the day-to-day management of the portion of the Series' assets allocated to it by Rodney Square Management Corporation ("RSMC"), the Series' investment adviser.

         For the period September 3, 2002 to January 2, 2003, the information reflected in the bar chart and the performance table below illustrates the performance of JBIMI and DAMI. As of January 2, 2003, Goldman Sachs Asset Management, L.P. ("GSAM") replaced DAMI as sub-adviser to the Series. Both GSAM and JBIMI are now individually responsible for the day-to-day management of the portion of the Series' asset allocated to it by RSMC.

           ANNUAL RETURNS BEFORE TAXES FOR THE PAST 10 CALENDAR YEARS

[BAR CHART]

1993            42.64%
1994            -1.36%
1995             7.30%
1996             8.60%
1997             3.43%
1998            13.48%
1999            41.72%
2000           -15.60%
2001           -26.91%
2002           -18.10%

                       PERFORMANCE YEARS

CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: ______%

         This bar chart shows changes in the performance of the Portfolio's Institutional Shares from calendar year to calendar year.

 BEST QUARTER                WORST QUARTER
   ______%                    _________%
(___________)                (__________)

           INSTITUTIONAL SHARES                                    Since
   AVERAGE ANNUAL RETURNS AS OF 12/31/02          1 Year      June 29, 1998(1)    5 Years      10 Years
   -------------------------------------          ------      ---------------
International Multi-Manager Portfolio Return
Before Taxes                                      (18.10)%        (7.29)%       (4.07)%(2)    3.26%(2)
Return After Taxes on Distributions(3)            (22.74)%        (8.76)%         N/A          N/A
Return After Taxes on Distributions and Sale of
Shares(3)                                         (17.61)%        (5.51)%         N/A          N/A
MSCI EAFE Index (reflects no deductions for
fees, expenses or taxes)(4)                       (15.94)%        (6.34)%       (2.89)%       4.00%

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund is treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Portfolio and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The MSCI EAFE Index or the Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index comprised of stocks of approximately 1,000 companies listed on major stock exchanges in Europe, Australasia and the Far East.

FEES AND EXPENSES

         The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                                       None
Maximum deferred sales charge                                                                None
Maximum sales charge imposed on reinvested dividends (and other distributions)               None
Redemption fee(1)                                                                            1.00%
Exchange fee(1)                                                                              1.00%

(1) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                   ASSETS)(1):

Management fees                   0.65%(2)

Distribution (12b-1) fees         None

Other expenses(3)                   0.73%

TOTAL ANNUAL OPERATING EXPENSES   1.38%

(1) The table above and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the corresponding Series of the Trust in which the Portfolio invests.

(2) The Management fee reflects a 0.15% advisory fee payable to Rodney Square Management Corporation and a 0.50% sub-advisory fee payable to each of Goldman Sachs Asset Management L.P. and Julius Baer Investment Management, Inc. The sub-advisory fee is paid to each sub-adviser only on the portion of the Portfolio's assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to Rodney Square Management Corporation and the sub-advisory fee to the sub-advisers.

(3) "Other expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

         This Example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. This Example assumes that:

              -   you reinvested all dividends and other distributions;

              -   the average annual return was 5%;

              - the Portfolio's total operating expenses are charged and remain the same over the time periods; and

              - you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                     1 Year   3 Years    5 Years     10 Years
--------------------                                     ------   -------    -------     --------
International Multi-Manager Portfolio...............      $141     $437        $755       $1,657

         The above Example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

         THE WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIo seeks superior long-term capital appreciation. For purposes of this investment objective, "superior" long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the Portfolio's comparative index, MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index comprised of the stock of approximately 1,000 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australia and the Far East.

         The investment objective for the Portfolio may not be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

         The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO invests its assets in the International Multi-Manger Series (the "Series"). The Series is a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (1) are organized under the laws of a non-U.S. country or (2) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in a non-U.S. country or (3) has at least 50% of its assets situated in a non-U.S. country. Under normal market conditions, the Series invests at least 85% of its total assets in the following equity (or related) securities:

-    common stocks of foreign issuers;

- preferred stocks and/or debt securities that are convertible securities of foreign issuers;

- receipts or American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

- open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds (registered investment companies whose shares are publicly traded on an exchange).

         Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Series may purchase or sell foreign exchange and depository receipts. In addition, the Series may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.

                  As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective. The Series may also use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

                  The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series' turnover rate is expected to be less than 100%.

ADVISER ALLOCATION

                  The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of exchange traded funds or "ETFs" whose underlying investments are consistent with the Series' investment objective. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. Section 12(d)(1) of the 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, registered investment companies may invest in iShares in excess of the Section
(12)(d)(1) limits in accordance with the terms and conditions of an SEC exemptive order granted to iShares.

                  RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for economic and market performance in light of projected growth trends in the U.S. and foreign economies, relative valuation levels and volatility in the equity markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows RSMC to allocate assets among sub-advisers that employ different investment approaches. Currently, the Series' sub-advisers are Goldman Sachs Asset Management, L.P. ("GSAM") and Julius Baer Investment Management Inc. ("JBIMI"). Each sub-adviser uses its own investment approach and strategy to pursue the Series' investment objective.

         The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

         GOLDMAN SACHS ASSET MANAGEMENT, L.P.

         GSAM's Structured International strategy seeks to achieve consistent relative outperformance. The team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Portfolio's benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 250-400 securities on behalf of the Series.

         JULIUS BAER INVESTMENT MANAGEMENT INC.

         JBIMI employs a "core" approach to the management of international equities. As such, its strategy invests in both "growth" and "value" companies. The flexibility to tilt the portfolio toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIMI with one means of potentially generating out-performance. JBIMI believes in well - diversified, international equity portfolios, typically investing in between 120-200 individual companies.

         JBIMI utilizes different investment tactics for different markets. Within the developed market sector and individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIMI employs a "hybrid" approach employing both top-down and bottom-up approaches. JBIMI will invest in large, mid and smaller companies, but prefers the larger, more liquid issues unless the smaller firms offer a significant advantage in expected future return.

ADDITIONAL RISK INFORMATION

         The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our SAI:

- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of the Portfolio.

- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

- IPO RISK: The Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series' portfolio as the Series' assets increase (and thus have a more limited effect on performance).

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest, and, therefore, could have effective voting control over the operation of the master fund.

- MULTI-MANAGER RISK: The investment styles employed by the sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Portfolio's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Portfolio's realization of capital gains.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of the Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by _____________, whose report, along with the Portfolio's financial statements, is included in the Institutional Shares' Annual Report, which is available free of charge upon request.

                                                         For the Fiscal Years Ended June 30,           For the Period Ended
INTERNATIONAL MULTI-MANAGER PORTFOLIO -                     2003      2002          2001     2000(3)+   1999+        1998+
   INSTITUTIONAL SHARES                                  -------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD.................               $  7.43     $   12.48   $ 10.03   $  9.82      $  10.00
                                                                     -------------------------------------------------------

INVESTMENT OPERATIONS:
   Net investment income(2)...........................                  0.01          0.05      0.08      0.06          0.02
   Net realized and unrealized gain (loss)
     on investments and foreign currency..............                 (1.07)        (3.19)     3.09      0.26         (0.09)
                                                                     -------------------------------------------------------
     Total from investment operations.................                 (1.06)        (3.14)     3.17      0.32         (0.07)
                                                                     -------------------------------------------------------

DISTRIBUTIONS:
   From net investment income.........................                 (0.02)        (0.06)    (0.06)       --            --
   From net realized gain.............................                 (0.06)        (1.85)    (0.66)    (0.11)        (0.11)
                                                                     -------------------------------------------------------
     Total distributions..............................                 (0.08)        (1.91)    (0.72)    (0.11)        (0.11)
                                                                     -------------------------------------------------------

NET ASSET VALUE - END OF PERIOD.......................               $  6.29     $    7.43   $ 12.48   $ 10.03      $   9.82
                                                                     =======================================================

TOTAL RETURN..........................................                (14.30)%     (27.55)%    31.52%     3.29%**      (0.70)%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
   Expenses:

     Including expense limitations....................                  1.37%         1.07%     1.00%     1.00%*        1.00 %*
     Excluding expense limitations....................                  1.39%         1.29%     1.21%     1.19%*        1.10 %*
   Net investment income..............................                  0.21%         0.55%     0.66%     1.86%*        0.46 %*
Portfolio turnover rate...............................                    91%           86%       78%       33%**         28 %**
Net assets at end of period (000 omitted).............               $61,660     $  76,511   $84,078   $69,401      $ 73,784

------------------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - International Multi-Manager Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

+ Effective November 1, 1999, the Rodney Square International Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington International Multi-Manager Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

                           MANAGEMENT OF THE PORTFOLIO

         The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

         Rodney Square Management Corporation ("RSMC"), the investment adviser for the Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of these Series in accordance with their respective investment objectives, policies and limitations. For the Series, RSMC allocates the Series' assets among sub-advisers and then oversees their investment activities. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of _____________, 2003, RSMC had $_____ billion in assets under management.

         As of September 3, 2002, the Series pays RSMC a monthly advisory fee at the annual rate of 0.15% of the Series' average daily net assets. In addition, the Series is directly responsible for paying JBIMI a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under JBIMI's management. The Series also pays GSAM a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under GSAM's management. Regardless of the amount paid to a specific sub-adviser, the Series will bear, in the aggregate, a maximum rate of 0.65% in management fees.

For the twelve months ended June 30, 2003, RSMC received the following advisory fees (after fee waivers) as a percentage of the Series' average daily net assets for its advisory services:

                    International Multi-Manager Series 0.65%

PORTFOLIO MANAGERS

         ROBERT J. CHRISTIAN, Director and President of RSMC, is responsible for the management process of the Series. Mr. Christian has been a Director of RSMC since February 1996. He also serves as Chief Investment Officer of Wilmington Trust Company since February 1996. From 1994 to 1996, he was Chairman and Director of PNC Equity Advisors Company, and President and Chief Investment Officer of PNC Asset Management Group, Inc. He was also the Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996 and a Director of Provident Capital Management from 1993 to 1996.

         SEBASTIANO MANCARELLA, Assistant Vice President of RSMC, is primarily responsible for monitoring the day-to-day investment activities of the sub-advisers to the Series. He has been with RSMC and/or its affiliate since July 1997. From 1991 to 1997 he was a portfolio manager in the personal trust area of First Union National Bank.

SUB-ADVISERS

         The Series currently has two sub-advisers: GSAM and JBIMI.

         GSAM, a subsidiary of The Goldman Sachs Group, Inc, a Delaware limited partnership, is located at 32 Old Slip, New York, New York 10005. The firm is a global investment banking and securities firm that provides a wide range of financial services worldwide to a substantial and diversified client base. As of _________, 2003 GSAM had assets under management of approximately $____ billion.

         GSAM's Quantitative Equity Team is led by Robert Jones. Mr. Jones' team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International strategy, overseen by Len.

         ROBERT JONES, CFA, is a Managing Director of GSAM's Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a portfolio manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

         LEN IOFFE, is a Vice President and Senior Portfolio Manager. Mr. Ioffe joined GSAM in 1995 and became a portfolio manager in 1996. He received an M.S. in Computer Science from St. Petersburg Polytechnical University in Russia and a M.B.A. from the New York University's Stern School of Business.

         JBIMI, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of _________, 2003, JBIMI had assets under management of approximately $___ billion. Richard
C. Pell and Rudolph Riad Younes are members of JBIMI's portfolio management team that are responsible for the management of the International Multi-Manager Series.

         RUDOLPH RIAD YOUNES, CFA is a Senior Vice President and the Head of International Equities of JBIMI. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIMI. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an MBA in Management from Yale University and an MS in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English, French and has a working knowledge of German.

         RICHARD C. PELL is a Senior Vice President and the Chief Investment Officer of JBIMI. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its US balanced and fixed income management. Mr. Pell holds a BA in History from the University of California, Berkeley, and an MBA in Finance from New York University.

         SERVICE PROVIDERS

         The chart below provides information on the primary service providers.

Asset                                                                                   Shareholder
Management                                                                              Services

          INVESTMENT ADVISERS                                                                       TRANSFER AGENT

    Rodney Square Management Corp.                                                                      PFPC Inc.
       1100 North Market Street                                                                   301 Bellevue Parkway
         Wilmington, DE 19890                                                                     Wilmington, DE 19809

                                                                                              Handles shareholder services,
                                                                                               including recordkeeping and
    Manages the Series' investment                                                               statements, payment of
              activities.                                                                    distributions and processing of
                                                                                                 buy and sell requests.

                                                        WT MUTUAL FUND

                                            WILMINGTON INTERNATIONAL MULTI-MANAGER
                                                          PORTFOLIO

Fund                                                                                    Asset
Operations                                                                              Safe Keeping

             ADMINISTRATOR                                                                           CUSTODIAN

    Rodney Square Management Corp.                                                           Wilmington Trust Company
       1100 North Market Street                                                              1100 North Market Street
         Wilmington, DE 19890                                                                  Wilmington, DE 19890

         SUB-ADMINISTRATOR AND                                                                     Deutsche Bank
           ACCOUNTING AGENT                                                                        100 Plaza One
                                                                                               Jersey City, NJ 07311

               PFPC Inc.
         301 Bellevue Parkway
         Wilmington, DE 19809

 Provides facilities, equipment and                                                         Holds the Portfolio's assets,
 personnel to carry out administrative                                                    settles all portfolio trades and
 services related to the Portfolio and                                                     collects most of the valuation
  calculates the Portfolio's NAV and                                                       data required for calculating
            distributions.                                                                 the Portfolio's NAV per share.

                                            Distribution

                                            DISTRIBUTOR

                                               PFPC Distributors, Inc.
                                                   760 Moore Road
                                               King of Prussia, PA 19406

                                            Distributes the Portfolio's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

         The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

         PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                    Good Friday          Labor Day
Martin Luther King, Jr. Day       Memorial Day         Thanksgiving Day
Presidents' Day                   Independence Day     Christmas Day

PURCHASE OF SHARES

         Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                      Overnight mail:
    -------------                                      ---------------
Wilmington Portfolios                          Wilmington Portfolios
c/o PFPC Inc.                                  c/o PFPC Inc.
P.O. Box 9828                                  400 Bellevue Parkway, Suite 108
Providence, RI 02940                           Wilmington, DE 19809

         BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

         ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

         You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

         REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange of shares from the Portfolio to another Wilmington Portfolio. This fee is paid directly to the Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See

"Exchange of Shares" for additional information regarding the exchange of shares of the Portfolio.

         BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

   Regular mail:                                     Overnight mail:
   -------------                                     ---------------
Wilmington Portfolios                          Wilmington Portfolios
c/o PFPC Inc.                                  c/o PFPC Inc.
P.O. Box 9828                                  400 Bellevue Parkway, Suite 108
Providence, RI02940                            Wilmington, DE 19809

         BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

         ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares. If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

         SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

         For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Portfolio for Institutional Shares of the following Portfolios:

Wilmington Premier Money Market Portfolio
Wilmington Short/Intermediate Bond Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Short-Term Income Portfolio
Wilmington Large Cap Growth Portfolio
Wilmington Large Cap Core Portfolio
Wilmington Small Cap Core Portfolio
Wilmington Large Cap Value Portfolio
Wilmington Mid Cap Value Portfolio
Wilmington Small Cap Value Portfolio
Wilmington Balanced Portfolio
Wilmington Real Estate Portfolio
[Wilmington Small Cap Growth Portfolio]
Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

         Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

         Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

         FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

         To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

         Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually. Net realized gains or losses from foreign currency transactions in the Portfolio are included as a component of net investment income.

         Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

         As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

         The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipates the distribution of net capital gain.

         It is a taxable event for you if you sell or exchange shares of the Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

         STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

         This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

         PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

         Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses. For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is currently not contemplating such a move.

SHARE CLASSES

         The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MARKET CAPITALIZATION OR "CAP":

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund's investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------

      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

         ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

         STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Portfolio may be obtained free of charge by contacting:

         WT Mutual Fund
         c/o PFPC Inc.
         400 Bellevue Parkway
         Suite 108
         Wilmington, Delaware 19809
         (800) 336-9970
         9:00 a.m. to 5:00 p.m. Eastern time

         Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

                                OF WT MUTUAL FUND
                                 INVESTOR SHARES

                        PROSPECTUS DATED _________, 2003

         This prospectus gives vital information about the Wilmington International Multi-Manager Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that an investment in the Portfolio:

-        is not a bank deposit

- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

-        is not federally insured

- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

-        is not guaranteed to achieve its goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                        PORTFOLIO DESCRIPTION

A look at the goals, strategies,            Summary...........................................................
risks, expenses and financial               Performance Information...........................................
history of the Portfolio.                   Fees and Expenses.................................................
                                            Example...........................................................
                                            Investment Objective..............................................
                                            Primary Investment Strategies.....................................
                                            Additional Risk Information.......................................
                                            Financial Highlights..............................................

Details about the service               MANAGEMENT OF THE PORTFOLIO
providers.                                  Investment Adviser................................................
                                            Portfolio Managers................................................
                                            Sub-Advisers......................................................
                                            Service Providers.................................................

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares.................................................
closing an account in                       Purchase of Shares................................................
the Portfolio.                              Redemption of Shares..............................................
                                            Exchange of Shares................................................
                                            Distributions.....................................................
                                            Taxes.............................................................

Details on the distribution             DISTRIBUTION ARRANGEMENTS
plan and the Portfolio's'                   Rule 12b-1 Fees...................................................
master/feeder fund                          Master/Feeder Structure...........................................
arrangement.                                Share Class.......................................................

                                        GLOSSARY..............................................................

                                        FOR MORE INFORMATION..................................................

For information about key terms and concepts, please refer to the "Glossary".

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

                                 INVESTOR SHARES

                              PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective
                                       -        The WILMINGTON INTERNATIONAL
                                                MULTI-MANAGER PORTFOLIO seeks
                                                superior long-term capital
                                                appreciation.

Investment Focus                       -        Equity (or related) securities

Share Price Volatility                 -        Moderate to high

Principal Investment Strategy          -        The Portfolio operates as a
                                                "feeder fund" which means that
                                                the Portfolio does not buy
                                                individual securities directly.
                                                Instead, it invests in a "master
                                                fund," which in turn purchases
                                                investment securities. The
                                                Portfolio invests all of its
                                                assets in a master fund which is
                                                a separate series of WT
                                                Investment Trust I. The
                                                Portfolio and its corresponding
                                                Series have the same investment
                                                objective, policies and
                                                limitations.

                                       -        The WILMINGTON INTERNATIONAL
                                                MULTI-MANAGER PORTFOLIO invests
                                                all of its assets in the
                                                International Multi-Manager
                                                Series, which invests at least
                                                85% of its total assets in a
                                                diversified portfolio of equity
                                                (or related) securities of
                                                foreign issuers. The Series'
                                                investment adviser allocates the
                                                Series' assets to sub-advisers
                                                or invests in exchange-traded
                                                funds. The sub-advisers may
                                                select stocks to be purchased or
                                                sold by the Series based upon
                                                fundamental research, country
                                                and trend analysis and whether
                                                the stocks are undervalued or
                                                have above average growth
                                                potential.

Principal Risks           The Portfolio is subject to the risks summarized below
                          which are further described under "Additional Risk
                          Information."

                          - An investment in the Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          - It is possible to lose money by investing in the Portfolio. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

                          - The Portfolio's share price will fluctuate in response to changes in the market value of the Portfolio's investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

                          -        Investments in foreign (i.e. non-U.S.)
                                   markets are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchanges rates.

                          - The Series may use derivatives to pursue its investment objective. The use of derivatives may expose the Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.

                          - The performance of the Portfolio will depend on whether or not the adviser or sub-advisers are successful in pursuing an investment strategy.

                          - Because the Portfolio employs a multi-manager approach, the interplay of the various strategies employed by the adviser and sub-advisers may result in the Portfolio indirectly holding large positions in certain types of securities, industries or sectors, which may have a negative affect on performance.

                          - The Portfolio is also subject to other risks, which are described under "Additional Risk Information."

Investor Profile          Investors who want the value of their investment to
                          grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio and its predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940
Act), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

         For periods prior to September 3, 2002, the information reflected in the bar chart and the performance table below illustrates the performance of Clemente Capital Inc., Invista Capital Management, LLC and Zurich Scudder Investments, Inc., the former sub-advisers to the Series. As of September 3, 2002, Deutsche Asset Management Inc. ("DAMI"), and Julius Baer Investment Management Inc. ("JBIMI") replaced the former sub-advisers to the Series and each was individually responsible for the day-to-day management of the portion of the Series' assets allocated to it by Rodney Square Management Corporation ("RSMC"), the Series' investment adviser.

         For the period September 3, 2002 to January 2, 2003, the information reflected in the bar chart and the performance table below illustrates the performance of JBIMI and DAMI. As of January 2, 2003, Goldman Sachs Asset Management, L.P. ("GSAM") replaced DAMI as a sub-adviser to the Series. Both GSAM and JBIMI are now individually responsible for the day-to-day management of the portion of the Series' asset allocated to it by RSMC.

           ANNUAL RETURNS BEFORE TAXES FOR THE PAST 10 CALENDAR YEARS

[BAR CHART]

PERFORMANCE YEARS        RETURNS
      1993                42.64%
      1994                -1.36%
      1995                 7.30%
      1996                 8.60%
      1997                 3.43%
      1998                13.48%
      1999                41.72%
      2000               -15.60%
      2001               -26.91%
      2002               -18.10%

                                PERFORMANCE YEARS

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: ______%

         This bar chart shows changes in the performance of the Portfolio's Institutional Shares from calendar year to calendar year. The bar chart does not reflect deductions for Rule 12b-1 distribution fees, if such amounts were reflected, returns would be less.

 BEST QUARTER                                WORST QUARTER
   ______%                                      _________%
(___________)                                  (__________)

          INSTITUTIONAL SHARES                                          Since
 AVERAGE ANNUAL RETURNS AS OF 12/31/02                1 Year       June 29, 1998(1)      5 Years            10 Years
 -------------------------------------                ------       ---------------
International Multi-Manager Portfolio Return
Before Taxes                                          (18.10)%         (7.29)%           (4.07)%(2)           3.26%(2)
Return After Taxes on Distributions(3)                (22.74)%         (8.76)%             N/A                 N/A
Return After Taxes on Distributions and Sale of
Shares(3)                                             (17.61)%         (5.51)%             N/A                 N/A
MSCI EAFE Index (reflects no deductions for
fees, expenses or taxes)(4)                           (15.94)%         (6.34)%           (2.89)%              4.00%

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund is treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Portfolio and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The MSCI EAFE Index or the Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index comprised of stocks of approximately 1,000 companies listed on major stock exchanges in Europe, Australasia and the Far East.

FEES AND EXPENSES

         The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                            Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)             None
Maximum deferred sales charge                                                                    None
Maximum sales charge imposed on reinvested dividends (and other distributions)                   None
Redemption fee(1)                                                                                1.00%
Exchange fee(1)                                                                                  1.00%

(1) Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                   ASSETS)(1):

Management fees                                       0.65%(2)

Distribution (12b-1) fees                             0.25%

Other expenses(3)                                     0.73%

TOTAL ANNUAL OPERATING EXPENSES                       1.63%

(1) The table above and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the corresponding Series of the Trust in which the Portfolio invests.

(2) The Management fees reflect a 0.15% advisory fee payable to Rodney Square Management Corporation and a 0.50% sub-advisory fee payable to each of Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management, Inc. The sub-advisory fee is paid to each sub-adviser only on the portion of the Portfolio's assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to Rodney Square Management Corporation and the sub-advisory fee to the sub-advisers.

(3) "Other expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

         This Example is intended to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. This Example assumes that:

                  -        you reinvested all dividends and other distributions;

                  -        the average annual return was 5%;

                  - the Portfolio's total operating expenses are charged and remain the same over the time periods; and

                  - you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                              1 Year         3 Years
---------------                                              ------         -------
International Multi-Manager Portfolio...............         $  166         $   514

         The above Example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

         THE WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO seeks superior long-term capital appreciation. For purposes of this investment objective, "superior" long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the Portfolio's comparative index, MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index comprised of the stock of approximately 1,000 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australia and the Far East.

         The investment objective for the Portfolio may not be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

         The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO invests its assets in the International Multi-Manger Series (the "Series"). The Series is a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (1) are organized under the laws of a non-U.S. country or (2) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in a non-U.S. country or (3) has at least 50% of its assets situated in a non-U.S. country. Under normal market conditions, the Series invests at least 85% of its total assets in the following equity (or related) securities:

-      common stocks of foreign issuers;

- preferred stocks and/or debt securities that are convertible securities of foreign issuers;

- receipts or American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

- open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds (registered investment companies whose shares are publicly traded on an exchange) .

         Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Series may purchase or sell foreign exchange and depository receipts. In addition, the Series may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.

                  As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective. The Series may also use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

                  The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series' turnover rate is expected to be less than 100%.

ADVISER ALLOCATION

                  The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of exchange traded funds or "ETFs"whose underlying investments are consistent with the Series' investment objective. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. Section 12(d)(1) of the 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, registered investment companies may invest in iShares in excess of the Section
(12)(d)(1) limits in accordance with the terms and conditions of an SEC exemptive order granted to iShares.

                  RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for economic and market performance in light of projected growth trends in the U.S. and foreign economies, relative valuation levels and volatility in the equity markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows RSMC to allocate assets among sub-advisers that employ different investment approaches. Currently, the Series' sub-advisers are Goldman Sachs Asset Management, L.P. ("GSAM") and Julius Baer Investment Management Inc. ("JBIMI"). Each sub-adviser uses its own investment approach and strategy to pursue the Series' investment objective.

         The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

         GSAM's Structured International strategy seeks to achieve consistent relative outperformance. The team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Portfolio's benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 250-400 securities on behalf of the Series.

JULIUS BAER INVESTMENT MANAGEMENT INC.

         JBIMI employs a "core" approach to the management of international equities. As such, its strategy invests in both "growth" and "value" companies. The flexibility to tilt the portfolio toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIMI with one means of potentially generating out-performance. JBIMI believes in well - diversified, international equity portfolios, typically investing in between 120-200 individual companies.

         JBIMI utilizes different investment tactics for different markets. Within the developed market sector and individual company factors (bottom-up factors) dominate. In emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIMI employs a "hybrid" approach employing both top-down and bottom-up approaches. JBIMI will invest in large, mid and smaller capitalization companies, but prefers the larger, more liquid issues unless the smaller firms offer a significant advantage in expected future return.

ADDITIONAL RISK INFORMATION

         The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our SAI:

- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of the Portfolio.

- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

- IPO RISK: The Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series' portfolio as the Series' assets increase (and thus have a more limited effect on performance).

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest, and, therefore, could have effective voting control over the operation of the master fund.

- MULTI-MANAGER RISK: The investment styles employed by the sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Portfolio's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Portfolio's realization of capital gains.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS

         As of the date of this prospectus, the Investor Shares of the Wilmington International Multi-Manager Portfolio have not commenced operations. As a result, financial highlights for the Investor Shares are not yet available.

                           MANAGEMENT OF THE PORTFOLIO

         The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

         Rodney Square Management Corporation ("RSMC"), the investment adviser for the Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of these Series in accordance with their respective investment objectives, policies and limitations. For the Series, RSMC allocates the Series' assets among sub-advisers and then oversees their investment activities. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of _____________, 2003, RSMC had $_____ billion in assets under management.

         As of September 3, 2002, the Series pays RSMC a monthly advisory fee at the annual rate of 0.15% of the Series' average daily net assets. In addition, the Series is directly responsible for paying JBIMI a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under JBIMI's management. The Series also pays GSAM a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under GSAM's management. Regardless of the amount paid to a specific sub-adviser, the Series will bear, in the aggregate, a maximum rate of 0.65% in management fees.

For the twelve months ended June 30, 2003, RSMC received the following advisory fees (after fee waivers) as a percentage of the Series' average daily net assets for its advisory services:

                  International Multi-Manager Series 0.65%

PORTFOLIO MANAGERS

         ROBERT J. CHRISTIAN, Director and President of RSMC, is responsible for the management process of the Series. Mr. Christian has been a Director of RSMC since February 1996. He also serves as Chief Investment Officer of Wilmington Trust Company since February 1996. From 1994 to 1996, he was Chairman and Director of PNC Equity Advisors Company, and President and Chief Investment Officer of PNC Asset Management Group, Inc. He was also the Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996 and a Director of Provident Capital Management from 1993 to 1996.

         SEBASTIANO MANCARELLA, Assistant Vice President of RSMC, is primarily responsible for monitoring the day-to-day investment activities of the sub-advisers to Series. He has been with RSMC and/or its affiliate since July 1997. From 1991 to 1997 he was a portfolio manager in the personal trust area of First Union National Bank.

SUB-ADVISERS

         The Series currently has two sub-advisers: GSAM and JBIMI.

         GSAM, a subsidiary of The Goldman Sachs Group, Inc, a Delaware limited partnership, is located at 32 Old Slip, New York, New York 10005. The firm is a global investment banking and securities firm that provides a wide range of financial services worldwide to a substantial and diversified client base. As of __________, 2003, GSAM had assets under management of approximately $_________ billion.

         GSAM's Quantitative Equity Team is led by Robert Jones. Mr. Jones' team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International strategy, overseen by Len Ioffe.

         ROBERT JONES, CFA, is a Managing Director of GSAM's Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a portfolio manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

         LEN IOFFE, is a Vice President and Senior Portfolio Manager. Mr. Ioffe joined GSAM in 1995 and became a portfolio manager in 1996. He received an M.S. in Computer Science from St. Petersburg Polytechnical University in Russia and a M.B.A. from the New York University's Stern School of Business.

         JBIMI, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of _________, 2003, JBIMI had assets under management of approximately $___ billion. Richard
C. Pell and Rudolph Riad Younes are members of JBIMI's portfolio management team that are responsible for the management of the International Multi-Manager Series.

         RUDOLPH RIAD YOUNES, CFA is a Senior Vice President and the Head of International Equities of JBIMI. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIMI. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an MBA in Management from Yale University and an MS in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English, French and has a working knowledge of German.

         RICHARD C. PELL is a Senior Vice President and the Chief Investment Officer of JBIMI. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its US balanced and fixed income management. Mr. Pell holds a BA in History from the University of California, Berkeley, and an MBA in Finance from New York University.

         SERVICE PROVIDERS

         The chart below provides information on the primary service providers.

Asset                                                                                   Shareholder
Management                                                                              Services

          INVESTMENT ADVISERS                                                                       TRANSFER AGENT

     Rodney Square Management Corp.                                                                    PFPC Inc.
       1100 North Market Street                                                                  301 Bellevue Parkway
         Wilmington, DE 19890                                                                    Wilmington, DE 19809

                                                                                             Handles shareholder services,
                                                                                              including recordkeeping and
                                                                                                statements, payment of
   Manages the Series' investment                                                         distributions and processing of
            activities.                                                                         buy and sell requests.

                                                       WT MUTUAL FUND

                                            WILMINGTON INTERNATIONAL MULTI-MANAGER
                                                         PORTFOLIO

Fund                                                                                    Asset
Operations                                                                              Safe Keeping

             ADMINISTRATOR                                                                              CUSTODIAN

     Rodney Square Management Corp.                                                             Wilmington Trust Company
       1100 North Market Street                                                                 1100 North Market Street
         Wilmington, DE 19890                                                                     Wilmington, DE 19890

          SUB-ADMINISTRATOR AND                                                                       Deutsche Bank
            ACCOUNTING AGENT                                                                          100 Plaza One
                                                                                                   Jersey City, NJ 07311

              PFPC Inc.
         301 Bellevue Parkway
         Wilmington, DE 19809                                                                    Holds the Portfolio's assets,
                                                                                               settles all portfolio trades and
                                                                                                collects most of the valuation
   Provides facilities, equipment and                                                          data required for calculating the
  personnel to carry out administrative                                                            Portfolio's NAV per share.
  services related to the Portfolio and
   calculates the Portfolio's NAV and
             distributions.

                                            Distribution

                                                        DISTRIBUTOR

                                                  PFPC Distributors, Inc.
                                                     760 Moore Road
                                                 King of Prussia, PA 19406

                                             Distributes the Portfolio's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

         The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

         PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                   Good Friday              Labor Day
Martin Luther King, Jr. Day      Memorial Day             Thanksgiving Day
Presidents' Day                  Independence Day         Christmas Day

PURCHASE OF SHARES

         Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                           Overnight mail:
    Wilmington Portfolios                   Wilmington Portfolios
    c/o PFPC Inc.                           c/o PFPC Inc.
    P.O. Box 9828                           400 Bellevue Parkway, Suite 108
    Providence, RI 02940                    Wilmington, DE 19809

         BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

         ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

         You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

         REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange of shares from the Portfolio to another Wilmington Portfolio. This fee is paid directly to the Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See

"Exchange of Shares" for additional information regarding the exchange of shares of the Portfolio.

         BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                           Overnight mail:
    Wilmington Portfolios                   Wilmington Portfolios
    c/o PFPC Inc.                           c/o PFPC Inc.
    P.O. Box 9828                           400 Bellevue Parkway, Suite 108
    Providence, RI02940                     Wilmington, DE 19809

         BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

         ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares. If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

         SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

         For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Portfolio for Investor Shares of the following Portfolios:

Wilmington Prime Money Market Portfolio
Wilmington U.S. Government Portfolio
Wilmington Tax-Exempt Portfolio
Wilmington Short/Intermediate Bond Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Short-Term Income Portfolio
Wilmington Large Cap Growth Portfolio
Wilmington Large Cap Core Portfolio
Wilmington Small Cap Core Portfolio
Wilmington Large Cap Value Portfolio
Wilmington Balanced Portfolio
Wilmington Real Estate Portfolio
[Wilmington Small Cap Growth Portfolio]
Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

         Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

         Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

         FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

         To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

         Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed quarterly. Net realized gains or losses from foreign currency transactions in the Portfolio are included as a component of net investment income.

         Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

         As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invest primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

         The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipates the distribution of net capital gain.

         It is a taxable event for you if you sell or exchange shares of the Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

         STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

         This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

         PFPC Distributors, Inc. ("Distributor") manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

         The Investor Shares of the Portfolio have adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the Distributor for the sale and distribution of Investor class shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fees that the Portfolio can charge is 0.25% of the Portfolio's average daily net assets.

MASTER/FEEDER STRUCTURE

         Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses. For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is currently not contemplating such a move.

SHARE CLASSES

         The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MARKET CAPITALIZATION OR "CAP":

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund's investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      ---------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

12b-1 FEES:

12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

         ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

         STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Portfolio may be obtained free of charge by contacting:

         WT Mutual Fund
         c/o PFPC Inc.
         400 Bellevue Parkway
         Suite 108
         Wilmington, Delaware 19809
         (800) 336-9970
         9:00 a.m. to 5:00 p.m. Eastern time

         Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

TRUSTEES

Robert H. Arnold
Dr. Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards. Jr.
Mark A. Sargent

OFFICERS

Robert J. Christian, President/Chief Executive Officer
Eric Cheung, Vice President
Joseph M. Fahey, Jr., Vice President
John R. Giles, Vice President/Chief Financial Officer
Fred Filoon, Vice President
Pat Colletti, Treasurer

INVESTMENT ADVISER
AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street
Wilmington, DE 19890

CUSTODIAN

Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890

SUB-ADMINISTRATOR,
TRANSFER AGENT AND
ACCOUNTING AGENT

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

                                 WT MUTUAL FUND

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                           ____________________, 2003

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolio's current prospectus, as amended from time to time. A copy of the current prospectus and annual report may be obtained without charge, by writing to PFPC Distributors, Inc. (the "Distributor"). The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

The Portfolio and its master Series' audited financial statements for the fiscal year ended June 30, 2003, included in the Annual Reports to shareholders and unaudited financial statements for the fiscal period ended December 31, 2002, included in the Semi-Annual Reports to shareholders, are each incorporated into this SAI by reference.

                                TABLE OF CONTENTS

GENERAL INFORMATION.....................................................................        2
INVESTMENT POLICIES.....................................................................
INVESTMENT LIMITATIONS..................................................................
TRUSTEES AND OFFICERS...................................................................
CODE OF ETHICS..........................................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................................
INVESTMENT ADVISORY AND OTHER SERVICES..................................................
SUB-ADVISORY SERVICES...................................................................
ADMINISTRATION AND ACCOUNTING SERVICES..................................................
ADDITIONAL SERVICE PROVIDERS............................................................
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN..............................................
BROKERAGE ALLOCATION AND OTHER PRACTICES................................................
CAPITAL STOCK AND OTHER SECURITIES......................................................
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................................
DIVIDENDS...............................................................................
TAXATION OF THE PORTFOLIO...............................................................
CALCULATION OF PERFORMANCE INFORMATION..................................................
FINANCIAL STATEMENTS....................................................................
APPENDIX A -- OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES.................      A-1
APPENDIX B -- DESCRIPTION OF RATINGS....................................................      B-1

                               GENERAL INFORMATION

WT Mutual Fund (the "Fund") is a diversified, open-end management investment company that was organized as a Delaware business trust on June 1, 1994. The name of the Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998. Pursuant to the Fund's Amended and Restated Agreement and Declaration of Trust, the Fund may establish additional series from time to time.

The Fund has established the Wilmington International Multi-Manager Portfolio (the "Portfolio") and this SAI pertains only to such Portfolio. The Portfolio may issue Institutional and Investor class shares.

                               INVESTMENT POLICIES

The following information supplements the information concerning the Portfolio's investment objective, policies and limitations found in its prospectus. Unless otherwise indicated, it applies to the Portfolio through its investment in its corresponding master fund, International Multi-Manager Series (the "Series"), a series of WT Investment Trust I (the "Trust").

                                  THE PORTFOLIO

The Portfolio seeks superior long-term capital appreciation. This investment objective may not be changed without shareholder approval. The Portfolio seeks its investment objective by investing at least 85% of its total assets in a diversified portfolio of equity (or related) securities of foreign issuers.

AMERICAN DEPOSITARY RECEIPTS (ADRS) AND EUROPEAN DEPOSITARY RECEIPTS (EDRS). The Portfolio may invest in ADRs and EDRs. ADRs and EDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs and EDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

CASH MANAGEMENT. The Portfolio will under normal market conditions invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow in the Portfolio. Certain of these instruments are described below.

         - MONEY MARKET FUNDS. The Portfolio may invest in the securities of other money market mutual funds, within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). (See "Investment Company Securities.")

         - COMMERCIAL PAPER. The Portfolio may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the investment adviser or sub-adviser to be of comparable quality.

         - U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. The Portfolio may invest in investment company securities, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that the Portfolio may not purchase shares of an investment company if (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Portfolio's total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including iShares, registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds. It is contemplated that the Fund on behalf of its Series will enter into such an agreement. The Portfolio's investments of its assets in the Series pursuant to the master/feeder structure are excepted from the above limitations.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Portfolio may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by an NRSRO such as Moody's or S&P, or if unrated, are determined by the investment adviser or a sub-adviser, as applicable, to be of comparable quality. In addition, the Portfolio may invest in non-convertible debt securities issued by foreign governments, international agencies, and private foreign issuers that, at the time of purchase, are rated A or better by an NRSRO, or, if not rated, are judged by the investment adviser or one or more of the sub-advisers to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Portfolio's purchase of the security, the investment adviser or a sub-adviser, as applicable, will determine whether it is in the best interest of the Portfolio to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

HEDGING STRATEGIES. The Portfolio may engage in certain hedging strategies that involve options, futures and, in the case of the Portfolio, forward currency exchange contracts and equity swaps. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. The Portfolio may invest no more than 15% of its net assets in illiquid securities. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Portfolio's investment adviser to the Board of Trustees.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement defaults), it is the policy of the Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Portfolio's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. The Portfolio is subject to the Portfolio's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser or a sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or a sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or a sub-adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. The Portfolio may from time to time lend its portfolio securities pursuant to agreements, which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceed one-third of the value of the Portfolio's total assets taken at fair market value. The Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

PORTFOLIO TURNOVER. Portfolio turnover rates for the twelve month periods ended June 30, 2003 and June 30, 2002 was 148% and 91%, respectively.

Significant variation in the turnover rates of the Portfolio can be explained as follows: The Portfolio experienced manager changes through voluntary searches, replacements and through certain corporate transactions.

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolio and its corresponding Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Portfolio's assets or redemptions of shares will not be considered a violation of the limitation.

The Portfolio will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Portfolio may invest up to 25% of its total assets without regard to these limitations;
     (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2. purchase securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. borrow money, provided that Portfolio may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of the Portfolio's total assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that the Portfolio may invest in purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.   issue senior securities, except to the extent permitted by the 1940 Act.

The investment limitations described above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as its corresponding master series of WT Investment Trust I.

The following non-fundamental policies apply to the Portfolio, and the Board of Trustees may change them without shareholder approval. The Portfolio will not:

1. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Portfolio, provided that the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

2.   make short sales of securities except short sales against the box;

3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; or

4. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

When engaging in options, futures and forward currency contract strategies, the Portfolio will either: (1) earmark or set aside cash or liquid securities in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while he strategy is outstanding, unless they are replaced with similar assets.

                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Series' investment advisers, the Fund or the Trust, as defined in the 1940 Act. Each person who is not an "interested person" of the Series' investment advisers, the Fund or the Trust is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refers to the Fund and the Trust, collectively. The address of each Trustee as it relates to the Fund's business is 1100 North Market Street, Wilmington, DE 19890.

INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                  PRINCIPAL            FUND            OTHER
                          POSITION(s)     TERM OF OFFICE        OCCUPATION(s)         COMPLEX      DIRECTORSHIPS
                          HELD WITH       AND LENGTH OF          DURING PAST        OVERSEEN BY       HELD BY
NAME AND DATE OF BIRTH       FUND          TIME SERVED           FIVE YEARS           TRUSTEE         TRUSTEE
----------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(1)      Trustee,    Shall serve until    Chief Investment          57          Rodney Square
Date of Birth: 2/49       President,    death, resignation   Officer of                            Management
                            Chief       or removal.          Wilmington Trust                      Corporation
                          Executive     Trustee, President   Company since                         (registered
                         Officer and    and Chairman of      February 1996.                        investment
                         Chairman of    the Board since                                            adviser)
                          the Board     October 1998.
----------------------------------------------------------------------------------------------------------------
WILLIAM P. RICHARDS,     Trustee        Shall serve until    Managing Director         57          None
JR.(2)                                  death, resignation   and Senior
Date of Birth: 11/36                    or removal.          Portfolio Manager,
                                        Trustee since        Roxbury Capital
                                        October 1999.        Management LLC
                                                             since 1998. Prior
                                                             to 1998, Principal,
                                                             Roger Engemann &
                                                             Associates
                                                             (investment
                                                             management firm).
----------------------------------------------------------------------------------------------------------------

1 Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

2 Mr. Richards is an "Interested Trustee" by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                  PRINCIPAL            FUND            OTHER
                          POSITION(s)     TERM OF OFFICE        OCCUPATION(s)         COMPLEX      DIRECTORSHIPS
                          HELD WITH       AND LENGTH OF          DURING PAST        OVERSEEN BY       HELD BY
NAME AND DATE OF BIRTH      FUND           TIME SERVED           FIVE YEARS           TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------
ROBERT ARNOLD               Trustee     Shall serve until    Founder and               57               N/A
Date of Birth: 3/44                     death, resignation   co-manages, R. H.
                                        or removal.          Arnold & Co., Inc.
                                        Trustee since May    (investment banking
                                        1997.                company) since 1989.
------------------------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER            Trustee     Shall serve until    Dean, School of           57               N/A
Date of Birth: 12/41                    death, resignation   Business
                                        or removal.          Administration of
                                        Trustee since        Widener University
                                        October 1999.        since July 2001.
                                                             Prior to that,
                                                             Dean, College of
                                                             Business, Public
                                                             Policy and
                                                             Health at the
                                                             University of
                                                             Maine from
                                                             September 1998
                                                             to June 2001.
------------------------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO           Trustee     Shall serve until    Consultant,               57          Kalmar Pooled
Date of Birth: 3/43                     death, resignation   financial services                    Investment
                                        or removal.          organizations from                    Trust;
                                        Trustee since        1997 to present;                      Independence
                                        October 1998.        Interim President,                    Blue Cross;
                                                             LaSalle University                    Fotoball,
                                                             from 1998 to 1999;                    U.S.A.
                                                             President and Chief                   (sporting and
                                                             Executive Officer,                    athletics goods
                                                             Philadelphia Stock                    manufacturer);
                                                             Exchange from 1981                    DaisyTek
                                                             to 1997.                              International
                                                                                                   (wholesale
                                                                                                   paper and paper
                                                                                                   products); and
                                                                                                   Selas
                                                                                                   Corporation of
                                                                                                   America
                                                                                                   (industrial
                                                                                                   furnaces and
                                                                                                   ovens).
------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                  PRINCIPAL            FUND            OTHER
                          POSITION(s)     TERM OF OFFICE        OCCUPATION(s)         COMPLEX      DIRECTORSHIPS
                          HELD WITH       AND LENGTH OF          DURING PAST        OVERSEEN BY       HELD BY
NAME AND DATE OF BIRTH      FUND           TIME SERVED           FIVE YEARS           TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.            Trustee     Shall serve until    Self-employed             57          Manville
Date of Birth: 5/35                     death, resignation   financial                             Personal Injury
                                        or removal.          consultant since                      Settlement
                                        Trustee since        1991.                                 Trust; and WHX
                                        October 1999.                                              Corporation
                                                                                                   (industrial
                                                                                                   manufacturer)
------------------------------------------------------------------------------------------------------------------
CLEMENT C. MOORE, II        Trustee     Shall serve until    Managing Partner,         57                N/A
Date of Birth: 9/44                     death, resignation   Mariemont Holdings,
                                        or removal.          LLC, (real estate
                                        Trustee since        holding and
                                        October 1999.        development
                                                             company) since 1980.
------------------------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN            Trustee     Shall serve until    Retired since 1993.       57                N/A
Date of Birth: 5/32                     death, resignation
                                        or removal.
                                        Trustee since
                                        October 1999.
------------------------------------------------------------------------------------------------------------------
MARK A. SARGENT             Trustee     Shall serve until    Dean and Professor        57          St. Thomas More
Date of Birth: 4/51                     death, resignation   of Law, Villanova                     Society of
                                        or removal.          University School                     Pennsylvania.
                                        Trustee since        of Law since July
                                        November 2001.       1997. Associate
                                                             Dean for Academic
                                                             Affairs, University
                                                             of Maryland School
                                                             of Law from 1994
                                                             to 1997.
------------------------------------------------------------------------------------------------------------------

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of the Fund, the Trust, any of the Series' investment advisers or the Distributor or of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

---------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                               PRINCIPAL        IN FUND         OTHER
                           POSITION(s)   TERM OF OFFICE      OCCUPATION(s)      COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS AND       HELD WITH     AND LENGTH OF       DURING PAST     OVERSEEN BY      HELD BY
      DATE OF BIRTH          FUND          TIME SERVED        FIVE YEARS        TRUSTEE        TRUSTEE
---------------------------------------------------------------------------------------------------------
ERIC K. CHEUNG                Vice       Shall serve at    Vice President,        N/A            N/A
1100 North Market Street    President    the pleasure of   Wilmington Trust
Wilmington, DE 19890                     the Board and     Company since
Date of Birth: 12/54                     until successor   1986; and Vice
                                         is elected and    President and
                                         qualified.        Director, Rodney
                                         Officer since     Square
                                         October 1998.     Management
                                                            Corporation
                                                            since 2001.
---------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.          Vice       Shall serve at    Vice President,        N/A            N/A
1100 North Market Street    President    the pleasure of   Rodney Square
Wilmington, DE 19890                     the Board and     Management
Date of Birth: 1/57                      until successor   Corporation
                                         is elected and    since 1992.
                                         qualified.
                                         Officer since
                                         November 1999.
---------------------------------------------------------------------------------------------------------
FRED FILOON                   Vice       Shall serve at    Senior Vice            N/A            N/A
520 Madison Avenue          President    the pleasure of   President,
New York, NY 10022                       the Board and     Cramer Rosenthal
Date of Birth: 3/42                      until successor   McGlynn, LLC
                                         is elected and    since 1989.
                                         qualified.
                                         Officer since
                                         August 2000.
---------------------------------------------------------------------------------------------------------
JOHN R. GILES                 Vice       Shall serve at    Senior Vice            N/A            N/A
1100 North Market Street    President/   the pleasure of   President,
Wilmington, DE 19890          Chief      the Board and     Wilmington Trust
Date of Birth: 8/57         Financial    until successor   Company since
                             Officer     is elected and    1996.
                                         qualified.
                                         Officer since
                                         December 1999.
---------------------------------------------------------------------------------------------------------
PAT COLLETTI                  Vice       Shall serve at    Vice President         N/A            N/A
301 Bellevue Parkway        President    the pleasure of   and Director of
Wilmington, DE 19809          and        the Board and     Investment
Date of Birth: 11/58        Treasurer    until successor   Accounting and
                                         is elected and    Administration
                                         qualified.        of PFPC Inc.
                                         Officer since     since 1999.
                                         May 1999.         From 1986 to
                                                            April 1999,
                                                            Controller for
                                                            the Reserve
                                                            Funds.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
LEAH M. ANDERSON            Secretary    Shall serve at    Officer,               N/A            N/A
1100 North Market Street                 the pleasure of   Wilmington Trust
Wilmington, DE 19890                     the Board and     Company since
Date of Birth: 08/65                     until successor   1998. Officer,
                                         is elected and    Rodney Square
                                         qualified.        Management
                                         Officer since     Corporation
                                         October 2002.     since 1992.
---------------------------------------------------------------------------------------------------------

RESPONSIBILITIES OF THE BOARD AND COMMITTEES BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight management of the Portfolio. Currently the Board is comprised of nine individuals, two of whom are considered Interested Trustees as defined by the 1940 Act. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of the Portfolio and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2003. Currently, the Board has a Nominating Committee, an Audit Committee, a Regulatory Oversight Committee and a Valuation Committee. The responsibilities of each committee and its members are described below.

NOMINATING COMMITTEE. The Board has a Nominating Committee, comprised only of Independent Trustees. Currently, Messrs. Giordano and Quindlen serve on the Nominating Committee. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended June 30, 2003, there were no meetings of the Nominating Committee. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Fund's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Fund's basic accounting system and the effectiveness of the Fund's internal accounting controls. During the fiscal year ended June 30, 2003, there were four meetings of the Audit Committee.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee, comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee focuses on any regulatory developments in the mutual fund industry and various regulatory aspects of the operation of the Portfolio. The committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2003, there were four meetings of the Regulatory Oversight Committee.

VALUATION COMMITTEE. The Board has a Valuation Committee, comprised of officers of the Fund, which reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of the Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Portfolio. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee's meeting. During the fiscal year ended June 30, 2003, there were no meetings of the Valuation Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Portfolio and in all registered investment companies overseen by the Trustee within the family of investment companies, as of December 31, 2002.

                                                                                     AGGREGATE DOLLAR RANGE
                                                                                    OF EQUITY SECURITIES IN
                                                                              ALL REGISTERED INVESTMENT COMPANIES
                                                                                 OVERSEEN BY TRUSTEE WITHIN THE
                                        DOLLAR RANGE OF EQUITY SECURITIES                  FAMILY OF
NAME OF TRUSTEE                            IN THE PORTFOLIO OF THE FUND               INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
ROBERT J. CHRISTIAN                              $1 - $ 10,000                            Over $ 100,00

WILLIAM P. RICHARDS                                  NONE                                    NONE

INDEPENDENT TRUSTEES
ROBERT ARNOLD                                        NONE                                    NONE

ERIC BRUCKER                                         NONE                                    NONE

NICHOLAS GIORDANO                                    NONE                              $10,001-$ 50,000

LOUIS KLEIN, JR.                                     NONE                                 Over $100,000

CLEMENT C. MOORE, II                                 NONE                                 Over $100,000

JOHN J. QUINDLEN                                 Over $100,000                            Over $100,000

MARK A. SARGENT                                      NONE                                    NONE

As of December 31, 2002, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the advisers or the Distributor.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The Portfolio's assets are invested in its corresponding series of the Trust that has the same investment objectives, strategies and limitations as the Portfolio. Since the Portfolio operates as a "feeder fund" in a master/feeder structure with a corresponding Series of the Trust, the Portfolio does not have an investment adviser that directly manages its assets. The Portfolio receives investment advisory services indirectly from the investment adviser of the Series. The Trust has retained Rodney Square Management Corporation ("RSMC") to manage the assets of the Series of the Trust. RSMC has been retained pursuant to a separate investment advisory agreement (the "Investment Advisory Agreement") which has been approved by the Board of Trustees of the Trust, including the Independent Trustees. The Trust and RSMC have agreed to retain Goldman Sachs Asset Management, L.P. ("GSAM") and Julius Baer Investment Management, Inc. ("JBIMI") to manage the day-to-day investment activities of the Series pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements"). The Investment Advisory Agreement and the Sub-Advisory Agreements each have an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Trust, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose.

The Board's decision to approve an Investment Advisory Agreement and Sub-Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Series' Investment Advisory Agreement, the Board considered many factors, including: (1) the Series' investment objectives and long-term performance; (2) the investment adviser's management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Series, the Portfolio and its shareholders in addition to investment advisory services; and (7) the Portfolio's relationship to other portfolios in the Fund Complex.

In assessing the investment adviser's or sub-adviser's performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew the Investment Advisory Agreement or a Sub-Advisory Agreement. In this regard, the Board is mindful of the potential disruption to the operations of the Series and Portfolio and the risks or other effects that could occur as a result of a decision to terminate or not renew the Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Portfolio on the strength of the investment adviser's or a sub-adviser's reputation and in the expectation that the investment adviser or sub-adviser will have a continuing role in providing advisory services to the Portfolio.

The Board also considered the compensation and benefits received by the investment adviser and sub-advisers. This includes fees received for services provided to the Series by the investment adviser, sub-adviser or its affiliates and research services received by the investment adviser or sub-adviser from brokers that execute trades for the Series, as well as advisory fees. The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: (i) the nature and quality of the services provided by the investment adviser or sub-adviser, including the performance of the Series; (ii) the investment adviser's or sub-adviser's cost of providing the services; (iii) the extent to which the investment adviser or sub-adviser may realize "economies of scale" as the Portfolio grows larger; (iv) any indirect benefits that may accrue to the investment adviser or sub-adviser and its affiliates as a result of the investment adviser's or sub-adviser's relationship with the Trust and the Fund; (v) performance and expenses of comparable funds; and (vi) the extent to which the independent Board members are fully informed about the facts bearing on the investment adviser's or sub-adviser's service and fee. The Board is aware of these factors and takes them into account in its review of the Investment Advisory Agreement and the Sub-Advisory Agreements.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Fund and working with the investment adviser or sub-adviser on matters relating to the Trust and the Fund, and was assisted by the advice of legal counsel. In this regard, the Board receives a significant amount of information about the Series, the investment adviser or sub-adviser and the Wilmington Trust Company ("Wilmington Trust") organization on an ongoing basis. The investment adviser or sub-adviser and Wilmington Trust provide information at each regular meeting of the Board, and furnish additional reports in connection with the Board's formal review of the Investment Advisory Agreement and Sub-Advisory Agreements. Thus, the Board's evaluation of the Investment Advisory Agreement is informed by reports concerning such matters as: the investment adviser's or sub-adviser's investment philosophy, personnel and processes; the Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program, benchmark index and certain competitor funds), and comments on the reasons for performance; the Portfolio's expenses (including the advisory fee itself and the overall expense structure of the Portfolio, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Series' portfolio securities; the nature and extent of the advisory and other services provided to the Series by the investment adviser or sub-adviser and its affiliates; compliance and audit reports concerning the Portfolio and the companies that service them; and relevant developments in the mutual fund industry. The Board also considers the relationship of the Portfolio to the other portfolios in the Fund Complex, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between the Portfolio and such other portfolios in the Fund Complex.

Not all of the factors and considerations identified above are relevant to every series, nor does the Board consider any one of them to be determinative. The Board bases its decision to approve the Investment Advisory Agreement or Sub-Advisory Agreements on all the relevant factors, and with a view to past and future long-term considerations.

The Investment Advisory Agreement and Sub-Advisory Agreements may be terminated by the Trust or the investment adviser on sixty days written notice without penalty. The Investment Advisory Agreement and Sub-Advisory Agreements will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreements and the fees paid to each of the investment adviser may be found under the heading of "Investment Advisory and Other Services." Additional information regarding the Sub-Advisory Agreements may be found under "Sub-Advisory Services."

COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Fund. The following table shows the fees paid during the fiscal year ended June 30, 2003 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the Fund Complex.

                                                                                                         TOTAL
                                                                                                     COMPENSATION
                                 AGGREGATE        PENSION OR RETIREMENT          ESTIMATED               FROM
                             COMPENSATION FROM     BENEFITS ACCRUED AS     ANNUAL BENEFITS UPON      FUND COMPLEX
INDEPENDENT TRUSTEE              THE FUND         PART OF FUND EXPENSES         RETIREMENT         PAID TO TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Robert Arnold                     $2,836                   None                    None                 $49,500
Dr. Eric Brucker                  $2,836                   None                    None                 $49,500
Nicholas Giordano                 $2,836                   None                    None                 $49,500
Louis Klein, Jr.                  $2,693                   None                    None                 $47,000
Clement C. Moore, II              $2,693                   None                    None                 $47,000
John Quindlen                     $2,750                   None                    None                 $48,000
Mark A. Sargent                   $2,836                   None                    None                 $49,500

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, each of the investment adviser and sub-advisers to the Series has adopted a Code of Ethics (the "Codes").

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the investment adviser, a sub-adviser, the Trust or the Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Series under certain circumstances.

Under the Joint Code of Ethics adopted by RSMC, the Trust and the Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by JBIMI and GSAM, personal trading may also be subject to pre-clearance and other conditions set forth in their respective Codes.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust and Fund, including information about any material violations of the Codes.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" the Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of the shareholders of that Portfolio. As of __________, 2003, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of the Portfolio was as follows:

INTERNATIONAL MULTI-MANAGER PORTFOLIO (INSTITUTIONAL CLASS SHARES)

[UPDATE]

Wilmington Trust Company                             _________%
FBO WTC Pension Fund
1100 N. Market Street
Wilmington, DE 19890

Delaware Charter Guarantee & FBO Principal           _________%
P.O. Box 8704
Wilmington, DE 19899

                     INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION

RSMC serves as the investment adviser to the Series. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB, wholly owned subsidiaries of Wilmington Trust Corporation, are registered investment advisers. In addition, Wilmington Brokerage Services Company, and Balentine and Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, LLC. ("CRM") and Roxbury Capital Management ("Roxbury") are both registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.

As of September 3, 2002, the International Multi-Manager Series will pay RSMC a monthly advisory fee at the annual rate of 0.15% of the Series' average daily net assets.

For its services as investment adviser, RSMC received from the Series $455,133 and $432,164 for the twelve months ended June 30, 2003 and June 30, 2002, respectively. Effective May 9, 2001, RSMC was appointed investment adviser to the Series. For the period May 9, 2001 through June 30, 2001, RSMC received $73,666 in advisory fees from the Series

Prior to May 9, 2001, Wilmington Trust served as the investment adviser to the Series. For Wilmington Trust's services as investment adviser to the Series, Wilmington Trust received $440,256 in fees and waived $174,323 of its fees for the period of June 30, 2000 to May 9, 2001.

PROXY VOTING. The Board of Trustees has adopted proxy voting procedures and delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to each investment adviser, subject to the Board's continuing oversight. For those Series which employ a sub-adviser, the investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Series. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to such Series. An investment adviser or sub-adviser will consider the factors that could affect the value of a Series' investment in its determination on a vote.

The investment advisers and the Board have identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Each of the investment adviser's proxy voting procedures address these considerations and establish a framework for an investment adviser's consideration of a vote that would be appropriate for a Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

Finally, the proxy voting procedures establish a protocol for voting of proxies in cases in which an investment adviser or sub-adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the investment adviser or sub-adviser will submit a separate report to the Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, the investment adviser agrees to: (a) direct the investments of the Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Fund for consultation and discussion regarding the management of the Series and its investment activities. Additionally, the investment adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Series. The Trust and/or the investment adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the investment adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with the investment adviser and the salaries of all personnel of the investment adviser performing services for the Portfolio relating to research, statistical and investment activities are paid by the investment adviser.

SUB-ADVISORY SERVICES

As of September 3, 2002, Julius Baer Investment Management Inc. ("JBIMI") was hired as a sub-adviser to the Series. JBIMI is located at 330 Madison Avenue, New York, NY 10017. Prior to September 3, 2002, the sub-advisers to the Series were Clemente Capital, Inc. ("CLEMENTE"), Invista Capital Management, LLC ("Invista") and Zurich Scudder Investments, Inc. ("Zurich") (collectively, the "Former Sub-Advisers"). For investment advisory services rendered, each Former Sub-Adviser was paid a monthly portfolio management fee at an annual rate of 0.50% of the average daily net assets under the sub-adviser's management.

As of January 2, 2003, Goldman Sachs Asset Management, L.P. ("GSAM") was hired as a sub-adviser to the Series, to replace Deutsche Asset Management, Inc. ("DAMI") who served as a sub-adviser to the Series from September 3, 2002 to December 31, 2002. GSAM a business unit of the Investment Management Division of Goldman Sachs & Co. a New York limited partnership, is located at 32 Old Slip, New York, NY 10005

For their services the Sub-Advisers received the following fees:

                                 12 MONTHS ENDED 6/30/03      12 MONTHS ENDED 6/30/02     12 MONTHS ENDED 6/30/01
                                 -----------------------      -----------------------     -----------------------
Clemente                                  N/A                        $100,046                     $130,772

Invista                                   N/A                        $108,527                     $135,320

Zurich                                    N/A                        $123,860                     $134,474

DAMI                                    $_____                          N/A                          N/A

JBIMI (1/2/03 - 6/30/03                 $99,124                         N/A                          N/A

GSAM (1/2/03 - 6/30/03)                 $99,801                         N/A                          N/A

The Series will be directly responsible for paying JBIMI a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under its management. The Series will also pay GSAM a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under its management.

SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority (including the selection of brokers and dealers for the execution of the Series' portfolio transactions) with respect to the portion of the Series' assets allocated to it by RSMC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Series' investment objective, policies and restrictions and the instructions of the Board of Trustees and RSMC.

Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement continues in effect for two years and then from year to year so long as continuance of each such Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by the Fund (without penalty, by action of the Board of Trustees or by vote of a majority of the Portfolio's outstanding voting securities) or by RSMC or the sub-adviser. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated September 1, 2002, RSMC, an affiliate of the Fund and the Trust, performs certain administrative services for the Fund. For its services, the Fund pays RSMC a fee of .09% of the Portfolio's average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million average daily net assets; and .03% of the Portfolio's average daily net assets that are greater than $2 billion.

The Administration and Accounting Services Agreement permits RSMC to delegate its responsibilities to another party. RSMC has retained PFPC Inc. to serve as a sub-administrator to provide certain services such as preparing shareholder reports, providing statistical and research data, assisting the investment advisers in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolio and the Series. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of the Portfolio and maintaining records relating to the securities transactions of the Portfolio. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Fund.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. __________________, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the independent auditor to the Fund and the Trust, providing services which include (1) auditing the annual financial statements for the Portfolio, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of the Portfolio.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and the Trust.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian.

TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19890-0001, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Portfolio's shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolio as agent for the Fund. Shares of the Portfolio are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use all reasonable efforts to secure purchasers for Investor Shares of the Portfolio and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Investor class shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Portfolio's Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolio's Institutional Shares.

The Distribution Agreement became effective as of January 2, 2001 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Portfolio or their shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to the Portfolio (i) (by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan of the Portfolio or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Portfolio) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Portfolio. The Distributor will be compensated for distribution services according to the 12b-1 Plan which became effective on November 1, 1999 regardless of the Distributor's expenses.

The 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with the

Distributor ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Shares of the Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees.

Under the 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Portfolio of the distribution of its Investor Shares, such payments are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The investment adviser and sub-advisers place all portfolio transactions on behalf of the Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

Brokerage commissions paid by the Series for the last three fiscal years ended June 30, 2003 are as follows:

12 MONTHS ENDED              12 MONTHS ENDED           12 MONTHS ENDED
    6/30/03                      6/30/02                   6/30/01
    -------                      -------                   -------
   $   285,948                $    241,398               $    309,647

BROKERAGE SELECTION. The primary objective of the investment adviser and sub-advisers in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, the investment adviser consider, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the investment adviser or sub-advisers. Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser and sub-advisers, under certain circumstances, lawfully may cause an account to a higher commission than the lowest available. Under Section 28(e), the investment adviser and sub-advisers are required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser or sub-adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser or sub-adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Series may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement an investment adviser or sub-adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser's personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment advisers and sub-advisers with a diverse perspective on financial markets. Research services provided to an investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. Portfolio transactions, however, will not be directed by the Series to dealers solely on the basis of research services provided.

During the fiscal year ended June 30, 2003, the Series directed transactions and paid related brokerage commissions because of research services provided in the following amounts:

                                               12 MONTHS ENDED 6/30/03
                                       COMMISSIONS PAID    TRANSACTIONS DIRECTED
                                       ----------------    ---------------------
International Multi-Manager Series            $ 0                  $ 0

ALLOCATION OF PORTFOLIO TRANSACTIONS. Some of the investment adviser's or sub-advisers' other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Portfolio offers Institutional and Investor Shares. Shares of the Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid). The net income attributable to Investor Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

Shares of the Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Portfolio and class take separate votes on matters affecting only the Portfolio or class. For example, a change in the fundamental investment policies for the Portfolio would be voted upon only by shareholders of the Portfolio and not by shareholders of other portfolios of the Fund.

The Portfolio does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Portfolio's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Portfolio for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing the Portfolio IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Portfolio shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time). For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Portfolio shares.

Systematic Withdrawal Plan: If you own shares of the Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Portfolio, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Portfolio's securities or to determine the value of the Portfolio's net assets, or (d) ordered by a governmental body having jurisdiction over the Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Portfolio for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The net asset value per share of the Portfolio is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Portfolio are open for business. The Portfolio are open for business on days when the Exchange and the transfer agent are open for business.

In valuing the Portfolio's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Portfolio on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which the International Multi-Manager Portfolio's net asset value is not calculated and investors will be unable to buy or sell shares of the Portfolio. Calculation of the Portfolio's net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                                    DIVIDENDS

Dividends from the Portfolio's net investment income and distributions of (1) net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Portfolio, after deducting any available capital loss carryovers, and (2) net gains realized from foreign currency transactions are declared and paid to its shareholders annually.

TAXATION OF THE PORTFOLIO

GENERAL. The Portfolio is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain) and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. For the Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other

RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Portfolio is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 20%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in the Portfolio. If the Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If the Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain.

Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, the Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and
(3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolio will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The Portfolio may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Portfolio acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or holding period). The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Portfolio for prior taxable years. The Portfolio's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as excess distribution (as ordinary income).

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by the Portfolio with respect to its business of investing in securities qualify as permissible income under the source of income requirement.

SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by the Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by the Portfolio in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. See Section 988 below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of the Portfolio on the acquisition and disposition of foreign currency (E.G. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Portfolio's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by the Portfolio. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Portfolio has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which the Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.

CONSTRUCTIVE SALE. If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in the Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from the Portfolio. Shareholders should consult their tax advisors regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of the Portfolio may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses. These performance figures are calculated in the following manner:

         A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the one, five and ten year periods (or for periods of the Portfolio's operations) that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                T = (ERV/P)1/n - 1

                  Where:   P    =  a hypothetical initial investment of $1,000
                           T    =  average annual total return
                           n    =  number of years
                           ERV  =  ending redeemable value: ERV is the value, at
                                   the end of the applicable period, of a
                                   hypothetical $1,000 investment made at the beginning of the applicable period.

                  The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The ending redeemable value (variable `ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

         B. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)(n) = ATV(D)
                           Where:
                           P = a hypothetical initial payment of $1,000.
                           T = average annual total return (after taxes on distributions).
                           n = number of years.
                           ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

         The calculation for average annual total return after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable 'ATVD' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. The Portfolio assumes that the redemption has no tax consequences. The Portfolio calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Portfolio on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. The Portfolio calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Portfolio has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

         C. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1 + T)(n) = ATV(DR)
                           Where:
                           P = a hypothetical initial payment of $1,000.
                           T = average annual total return (after taxes on distributions and redemption).
                           n = number of years.
                           ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total return after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The Portfolio calculates the taxes due on any distributions as described above under 'Average Annual Total Returns (After Taxes on Distributions)'. The ending value (variable 'ATV(DR)' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. The Portfolio calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Portfolio separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Portfolio includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Portfolio does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. The Portfolio calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Portfolio assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

           AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED JUNE 30, 2003

                                                      SINCE JUNE
            BEFORE TAXES                              29, 1998(1)         1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION
            ------------                              ----------          ------       -------      --------      ---------------

International Multi-Manager
  Institutional Shares                                  (4.79)%           (8.59)%      (5.39)%       2.73%             4.76%
  Investor Shares                                                          N/A           N/A          N/A               N/A

AFTER TAXES ON DISTRIBUTIONS                                              1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION
                                                                          ------       -------      --------      ---------------
International Multi-Manager
  Institutional Shares                                  (6.13)%           (8.59)%      (6.74)%        N/A               N/A
  Investor Shares                                                           N/A          N/A          N/A               N/A

AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS                              1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION
                                                                          ------       -------      --------      ---------------
International Multi-Manager
  Institutional Shares                                  (3.71)%           (5.27)%      (4.15)%        N/A               N/A
  Investor Shares                                                           N/A          N/A          N/A               N/A

YIELD CALCULATIONS. From time to time, the Portfolio may advertise its yield. Yield for the Portfolio is calculated by dividing the Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                          YIELD = 2[((A-B)/CD + 1)6-1]
         where:

                  a = dividends and interest earned during the period;
                  b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
                  d = the maximum offering price per share on the last day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

Except as noted below, in determining interest earned during the period (variable "a" in the above formula), PFPC calculates the interest earned on each debt instrument held by the Portfolio during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Portfolio, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.

For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income. In determining dividends earned by any preferred stock or other equity securities held by the Portfolio during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, the Portfolio's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Portfolio in the Fund's financial statements.

Yield information may be useful in reviewing the Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, the Portfolio's yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Portfolio's yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing the current yields of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Portfolio with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by the Portfolio.

In connection with communicating its performance to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, rankings, ratings and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

From time to time, in marketing and other literature, the Portfolio's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indices of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, the Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, the Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank the Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in the Portfolio's investment policies and investments, the Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

                              FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Portfolio, including the corresponding Series for the fiscal year ended June 30, 2003, is set forth in the Annual Report to shareholders, including the notes thereto and the reports __________________ thereon. The Annual Report is incorporated herein by reference.

                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing the Portfolio's corresponding Series, the investment adviser or the sub-advisers may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with the Portfolio's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolio will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will not use leverage in their options, futures, and in the case of the International Multi-Manager Series, its forward currency contract strategies. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either
(1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Series may purchase and write (sell) options only on securities and securities indices that are traded on foreign exchanges.

The Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

The Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

The Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

The Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

The Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

The Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

The Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

         (1) the Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

         (2) the Series will not write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

         (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

         (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

         (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

         (5) The Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. The Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

The Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of the Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if the Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. The Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the

Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, the Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

The Series may sell foreign currency futures contracts to hedge against possible variations in the exchange rates of foreign currencies in relation to the U.S. dollar. In addition, the Series may sell foreign currency futures contracts when a sub-adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Series' foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Series of a reduction in market value caused by foreign currency exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When a sub-adviser anticipates a significant foreign currency exchange rate increase while intending to invest in a security denominated in that currency, the Series may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Series against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Series may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Series may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Series may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. The Series may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, the Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

         (1) The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

         (2) The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called

"variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when the Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering the Series' use of futures contracts and related options, particular note should be taken of the following:

         (1) Successful use by the Series of futures contracts and related options will depend upon the investment adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if the Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, the Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

         (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

         (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Series intend to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Series would continue to be required to make variation margin payments.

         (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

         (6) As is the case with options, the Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The Series' sub-advisers may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The Series may enter into forward currency contracts either with respect to specific transactions or with respect to the Series' positions. When a sub-adviser believes that a particular currency may decline compared to the U.S. dollar, the Series may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of the Series' securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Series anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

The Series also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Series may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Series or which the investment adviser or a sub-adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Series' securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Series may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The Series will not enter into an options, futures or forward currency contract transaction that exposes the Series to an obligation to another party unless the Series either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS

Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Series' position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

As with other options and futures positions, the Series ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Series will not purchase or write such positions unless and until, in the investment adviser's or the sub-adviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Series will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Series must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The Series may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates.

The Series may enter into forward currency contracts with respect to specific transactions. For example, when the Series enters into a contract for the purchase or sale of a security denominated in a foreign currency or anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Series may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. The Series will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Series also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions or to increase its exposure to foreign currencies that the investment adviser or the sub-advisers believe may rise in value relative to the U.S. dollar. For example, when the investment adviser or the sub-advisers believe that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Series' securities holdings denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Series to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security holding if the market value of the security exceeds the amount of foreign currency the Series is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements might not be accurately predicted, causing the Series to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the investment adviser and the sub-advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Series will be served.

At or before the maturity date of a forward contract requiring the Series to sell a currency, the Series may either sell a security holding and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Series will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Series may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Series would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Series of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Series owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Series values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Series may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to resell that currency to the dealer.

SWAP AGREEMENTS. The Series may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Series and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Series with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Series anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Series is contractually obligated to make or receive. If the counter party to a swap defaults, the Series' risk of loss consists of the net amount of payments that the Series is contractually entitled to receive. The Series will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering the Series' investment objective will depend on the investment adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Series will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Series will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Series' repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Series' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Portfolio's corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an investment adviser or sub-adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa:     Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:      Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A:       Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa:     Bonds that are rated Baa are considered as medium-grade obligations
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA:     Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA:      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:       Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB:     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA-     Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-      Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+-    Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-     Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                           PART C - OTHER INFORMATION

ITEM 23.       EXHIBITS.

(a)(i)         Amended and Restated Agreement and Declaration of Trust. (9)

(a)(ii)        Certificate of Trust dated June 1, 1994. (1)

(a)(iii) Certificate of Amendment to Certificate of Trust dated October 7, 1994. (2)

(a)(iv) Certificate of Amendment to Certificate of Trust dated October 20, 1998. (3)

(b)            Amended and Restated By-Laws. (9)

(c) See Articles III, VII, and VIII of Registrant's Amended and Restated Agreement and Declaration of Trust, located as noted in
               (a)(i) above.

(d)(i)(a) Advisory Agreement between WT Investment Trust I (the "Trust"), on behalf of the Prime Money Market Series, Premier Money Market Series, U.S. Government Series, Tax-Exempt Series, Large Cap Core Series, Small Cap Core Series, Short/Intermediate Bond Series, Short-Term Income Series, Broad Market Bond Series, Municipal Bond Series, International Multi-Manager Series, WT Balanced Series, Large Cap Quantitative Series, Large Cap Multi-Manager Series, Mid Cap Quantitative Series, Mid Cap Multi-Manager Series, Small Cap Quantitative Series, Small Cap Multi-Manager Series and Rodney Square Management Corporation ("RSMC").(4)

(d)(i)(b)      Amended Schedules A and B to Advisory Agreement with RSMC. (11)

(d)(ii) Advisory Agreement between the Trust, on behalf of the Large Cap Value Series, Small Cap Value Series and Mid Cap Value Series and Cramer Rosenthal McGlynn, LLC. (4)

(d)(iii)(a) Advisory Agreement between the Trust, on behalf of the WT Large Cap Growth Series, Mid Cap Series and Small Cap Growth Series, and Roxbury Capital Management, LLC ("Roxbury"). (4)

(d)(iii)(b)    Amended Schedules A and B to Advisory Agreement with Roxbury.
               (12)

(d)(iv) Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Goldman Sachs Asset Management, L.P. to be filed by amendment.

(d)(v) Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Julius Baer Investment Management Inc. (11)

(d)(vi) Form of Advisory Agreement between the Trust, on behalf of the Real Estate Series, and Balentine & Company LLC ("Balentine").
               (12)

(d)(vii) Form of Sub-Advisory Agreement among the Trust, on behalf of the Real Estate Series, Balentine and AEW Management and Advisors, L.
               P. ("AEW") (12)

(d)(viii) Form of Sub-Advisory Agreement amount the Trust, on behalf of the Real Estate Series, Balentine and Real Estate Management Series Group LLC. ("REMS") (12)

(d)(ix) Advisory Agreement between WT Mutual Fund, on behalf of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, and Wilmington Small Cap Core Portfolio and RSMC. (13)

(d)(x) Sub-Advisory Agreement with respect to among the Trust, on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, RSMC and Parametric Portfolio Associates ("PPA") is filed herewith.

(d)(xi) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and Armstrong Shaw Associates, Inc. ("ASA") is filed herewith.

(d)(xii) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and Montag & Caldwell, Inc. ("M&C") is filed herewith.

(d)(xiii) Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Bennett Lawrence Management, LLC ("BLM") is filed herewith.

(d)(xiv) Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Eubel Brady and Suttman Asset Management, Inc. ("EBS") is filed herewith.

(d)(xv) Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Equity Investment Corporation ("EIC") is filed herewith.

(d)(xvi) Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager Series, RSMC and Batterymarch Financial Management, Inc. ("BFM") is filed herewith.

(d)(xvii) Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager Series, RSMC and Systematic Financial Management L.P. ("SFM") is filed herewith.

(e)(i)(a)      Distribution Agreement with PFPC Distributors, Inc.(5)

(e)(i)(b) Amended Schedule A to the Distribution Agreement with PFPC Distributors, Inc is filed herewith.

(e)(ii) Form of Amended and Restated Distribution Agreement with PFPC Distributors, Inc., for the Class B shares of the Roxbury Portfolios.(5)

(e)(iii)       Form of Broker-Dealer Agreement.(5)

(f)            Deferred Compensation Plan for Independent Trustees. (10)

(g)(i)         Custody Agreement with Wilmington Trust Company.(4)

(g)(ii) Custody Agreement between the Trust, on behalf of the International Multi-Manager Series, and Bankers Trust Company.(4)

(g)(iii)       Sub-Custody Agreement with PFPC Trust Company.(7)

(h)(i)(a)      Transfer Agency Agreement with PFPC Inc. (4)

(h)(i)(b) Amended Exhibit A to Transfer Agency Agreement with PFPC Inc. is filed herewith.

(h)(i)(c)      Amendment to Transfer Agency Agreement with PFPC Inc.(11)

(h)(ii)(a)     Form of Administration and Accounting Services Agreement with
               RSMC.(11)

(h)(ii)(b) Form of Sub-Administration and Accounting Services Agreement with PFPC Inc. (11)

(h)(iii)       Shareholder Service Plan for the CRM Funds.(5)

(h)(iv)        Shareholder Service Plan for the Roxbury Funds. (5)

(h)(v) Shareholder Service Plan for the Wilmington Funds and Balentine Premier Money Market Portfolio. (10)

(h)(vi)        Shareholder Service Plan for the Retail Shares of the CRM
               Funds. (11)

(h)(vii) Shareholder Service Plan for the Service Shares of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund and Small Cap Strategic Allocation. (13)

(i)            Not applicable

(j)            None.

(k)            Not applicable.

(l)            None.

(m)(i)         Plan of Distribution Pursuant to Rule 12b-1 is filed herewith.

(m)(ii) Amended and Restated Distribution Plan for the Class B Shares of the Roxbury Funds. (6).

(m)(iii) Amended and Restated Distribution Plan for the Class C Shares of the Roxbury Funds. (6)

(n)(i)         Multiple Class Plan Pursuant to Rule 18f-3 is filed herewith.

(p)(i) Joint Code of Ethics among the Trust, WT Mutual Fund, RSMC and Wilmington Trust Company. (11)

(p)(ii)        Code of Ethics of Cramer Rosenthal McGlynn, LLC. (10)

(p)(iii)       Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)        Code of Ethics of Deutsche Asset Management, Inc. (11)

(p)(v)         Code of Ethics of Julius Baer Investment Management Inc. (11)

(p)(vi)        Code of Ethics of Balentine & Company LLC. (13)

(p)(vii)       Code of Ethics of AEW (12)

(p)(viii)      Code of Ethics of REMS (13)

(p)(ix)        Code of Ethics of PPA is filed herewith.

(p)(x)         Code of Ethics of ASA is filed herewith.

(p)(xi)        Code of Ethics of M&C is filed herewith.

(p)(xii)       Code of Ethics of BLM is filed herewith.

(p)(xiii)      Code of Ethics of EBS is filed herewith.

(p)(xiv)       Code of Ethics of EIC is filed herewith.

(p)(xv)        Code of Ethics of BFM is filed herewith.

(p)(xvi)       Code of Ethics of SFM is filed herewith.

(q)(i)(a)      Powers of Attorney for Robert H. Arnold, Eric Brucker, Nicholas
               A. Giordano, Louis Klein, Jr., Clement C. Moore, II, John J. Quindlen and William P. Richards. (7)

(q)(i)(b)      Power of Attorney for Mark A. Sargent. (8)

(1) Previously filed with the Securities and Exchange Commission (the "SEC") on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2) Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3) Previously filed with the SEC with Post-Effective Amendment No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4) Previously filed with the SEC with Post-Effective Amendment No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5) Previously filed with the SEC with Post-Effective Amendment No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6) Previously filed with the SEC with Post-Effective Amendment No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7) Previously filed with the SEC with Post-Effective Amendment No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8) Previously filed with the SEC with Post-Effective Amendment No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9) Previously filed with the SEC with Post-Effective Amendment No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10) Previously filed with the SEC with Post-Effective Amendment No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11) Previously filed with the SEC with Post-Effective Amendment No. 19 on Form N-IA on October 25, 2002 and incorporated herein by reference.

(12) Previously filed with the SEC with Post-Effective Amendment No. 20 on Form N-IA on November 15, 2002 and incorporated herein by reference.

(13) Previously filed with the SEC with Post-Effective Amendment No. 21 on Form N-IA on April 28, 2003 and incorporated herein by reference.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

WILMINGTON TRUST CORPORATION AND SUBSIDIARIES

Wilmington Trust Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware

Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB and WT Investments, Inc.

Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Delaware-chartered bank and trust company

Wilmington Trust FSB
100 North Division Street
Salisbury, Maryland
Federal savings bank headquartered in Maryland

Wilmington Trust of Pennsylvania
795 East Lancaster Avenue
Villanova, Pennsylvania
Commercial bank headquartered in Pennsylvania

WT Investments, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and an investment holding company

Brandywine Insurance Agency, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance

Brandywine Finance Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company which is a finance company

Brandywine Life Insurance Company, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes

Delaware Corporate Management, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.

Nevada Corporate Management, Inc.
3773 Howard Hughes Parkway
Las Vegas, Nevada

A subsidiary of Delaware Corporate Management, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities

Rodney Square Management Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and a registered investment advisor

Wilmington Brokerage Services Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment advisor

100 West Tenth Street Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation

Compton Realty Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center

Rodney Square Investors, L.P.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
49% owned by Compton Realty Corporation
Partnership that holds title to the Wilmington Trust Center

Drew-VIII-Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that hold title to and manages certain troubled real estate on behalf of Wilmington Trust Company

Siobain VI, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

WTC Corporate Services, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

WT Services of Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides back-office and support services to Wilmington Trust Company and its affiliates

Organization Services, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Delaware Corporate Management, Inc. that provides nexus and other services for Delaware holding companies and other Delaware entities

Special Services Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Delaware Corporate Management, Inc., a special purpose entity used to facilitate corporate transactions

Wilmington Trust Global Services, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

Wilmington Trust (Cayman), Ltd.
George Town, Cayman Islands, British West Indies
A subsidiary of Wilmington Trust Company that provides trust services

Wilmington Trust (Channel Islands), Ltd.
St. Helier, Jersey, Channel Islands
A subsidiary of Wilmington Trust Company that provides trust services

Balentine Holdings, Inc.
3455 Peachtree Road
Suite 2000
Atlanta, Georgia
A subsidiary of WT Investments, Inc.

Balentine Delaware Holding Company, LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
80% owned by Balentine Holdings, Inc.
A registered investment adviser

Balentine & CO., LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Delaware Holding Company, LLC

Wilmington Trust (UK) Limited
200 Aldersgate Street, London, EC1A 4JJ

A subsidiary of Wilmington Trust Corporation
Holding company

SPV Management Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services

SPV Advisors Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that serves as advisor to SPV Management Limited

LordSPV Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited

SPV Management (Dublin) Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Management (Italia) SRL
Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Jersey Limited
Oak Walk, St. Peter, Jersey, JE3 7EF
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Cayman Limited
Q&H Corporate Services Ltd., Third Floor, Harbour Centre,
P.O. Box 1347, Georgetown, Grand Cayman, BWIO, Cayman Islands
A subsidiary of SPV Management Limited that provides nexus and other services

Bedell SPV Management (Jersey) Limited
26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
51% owned by SPV Management Limited
Provides nexus and other services

WT Delaware Capital Corp.

WT Cayman Capital, Ltd.

Wilmington Investment Managers, Inc.

California Corporate Management, Inc.

AFFILIATES

Cramer Rosenthal McGlynn, LLC
White Plains, New York
A registered investment adviser
(56.5% equity interest owned by WT Investments, Inc.)

Roxbury Capital Management, LLC
Santa Monica, California
A registered investment adviser
(30% profits interest owned by WT Investments, Inc.

40% equity interest owned by WT Investments, Inc.)

Clemente Capital, Inc.
152 West 57th Street
New York, New York 10017
(24.9% equity interest owned by WT Investments, Inc.)

Balentine & Company of Tennessee, L.L.C.
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
(47.2% owned by Balentine Delaware Holding Company, LLC
A registered investment adviser)

Camden Partners Holdings, LLC
One South Street, Suite 215
Baltimore, MD 21202
(25% equity interest owned by WT Investments, Inc.)

ITEM 25.       INDEMNIFICATION.

The Registrant's Amended and Restated Agreement and Declaration of Trust (the "Agreement") and By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Registrant, nor shall any trustee be responsible for the act or omission of any other trustee, and the Registrant out of its assets may indemnify and hold harmless each trustee and officer of the Registrant from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Registrant; provided that the trustees and officers of the Registrant shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article IX of the Agreement filed as Exhibit 23(a)(i) and Article IX of the Registrant's By-laws filed as Exhibit 23(b)).

WT Investment Trust I (the "Trust") is party to an investment advisory agreement with each of Rodney Square Management Corporation, Cramer Rosenthal McGlynn, LLC and Roxbury Capital Management, LLC (each, an "Adviser"). Paragraph 8 of each of the foregoing investment advisory agreements provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the Adviser shall not be subject to liability to the Trust, any Series of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust. Any liability of an Adviser to any series of the Trust shall not automatically impart liability on the part of such Adviser to any other series of the Trust or the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

The Trust is also party to a sub-advisory agreement with each of Deutsche Asset Management, Inc. and Julius Baer Investment Management Inc. (each, a Sub-Adviser). Paragraph 13 of each of the foregoing sub-advisory agreements provides that the Sub-Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or Rodney Square Management Corporation, provided, however, that such acts or omissions shall not have resulted from the Sub-Adviser's willful misfeasance, bad faith, gross negligence or a reckless disregard of duty un its sub-advisory agreement.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(i)      Rodney Square Management Corporation ("RSMC")

         The only employment of a substantial nature of each of RSMC's directors and officers is with RSMC and its affiliated companies.

(ii)     Cramer Rosenthal McGlynn, LLC ("CRM")

         The only employment of a substantial nature of each of CRM's directors and officers is with CRM.

(iii)    Roxbury Capital Management, LLC ("Roxbury")

         The only employment of a substantial nature of each of Roxbury's directors and officers is with Roxbury.

(iv)     Balentine & Company LLC ("Balentine")

         The only employment of a substantial nature of each of Balentine's directors and officers is with Balentine.

(v)      AEW Management and Advisors, L.P. ("AEW")

         The only employment of a substantial nature of each of AEW's directors and officers is with AEW.

(vi)     Real Estate Management Services Group, LLC ("REMS").

         The only employment of a substantial nature of each of REMS' directors and officers is with REMS.

(vii) Goldman Sachs Asset Management, L.P. Set forth below are the names and businesses of certain managing directors of GSAM L.P who are engaged in any other business, profession, vocation or employment of a substantial nature.

        Name                     Position With Sub-Adviser                      Other Affiliations
---------------------          ----------------------------          -----------------------------------------
Henry M. Paulson, Jr.          Managing Director                     Chairman, Chief Executive Officer And
                                                                     Director, The Goldman Sachs Group, Inc.

Robert J. Hurst                Managing Director                     Vice Chairman And Director, The Goldman
                                                                     Sachs Group, Inc.,

John A. Thain                  Managing Director                     President, Co-Chief Operating Officer And
                                                                     Director, The Goldman Sachs Group, Inc.

John L. Thornton               Managing Director                     President, Co-Chief Operating Officer And
                                                                     Director, The Goldman Sachs Group, Inc

David W. Blood                 Managing Director And Co-             Director,Goldman Sachs Asset Management
                               Head(Asset Management Group)          International

(viii)   Julius Baer Investment Management Inc.

        NAME               JBIM TITLE                      OUTSIDE EMPLOYER                         RELATIONSHIP
----------------------------------------------------------------------------------------------------------------------
Bernard Spilko          Director           SVP Branch Manager of Bank Julius Baer & Co.       Employee of Julius Baer
                                           Ltd. (New York), Managing Director of Julius Baer  Securities Inc.
                                           Securities Inc.
----------------------------------------------------------------------------------------------------------------------
Stuart G. Adam          Director           SVP Head of Private Banking - Bank Julius Baer &   Employee of Bank Julius
                                           Co. Ltd. (New York)                                Baer & Co. Ltd. (New
                                                                                              York)
----------------------------------------------------------------------------------------------------------------------
Alessandro E. Fussina   Director           Ilander Ltd. - President                           Employee of Illander
                                           Julius Baer Securities Inc. - Director             Ltd.
                                           Bank Julius Baer & Co. Ltd. (New York) -
                                           Chairman of Advisory Board
----------------------------------------------------------------------------------------------------------------------

Leo T. Schrutt          Chairman           Julius Baer Holding Ltd. - Member of Group         Employee of JBIM
                                           Executive Board
                                           Julius Baer Asset Management - President
----------------------------------------------------------------------------------------------------------------------
Edward A. Clapp         FVP Head of        FVP - Director of Compliance for Julius Baer       Employee of Bank Julius
                        Compliance         Securities Inc. and Bank Julius Baer & Co. Ltd.    Baer & Co. Ltd. (New
                                           (New York)                                         York)
----------------------------------------------------------------------------------------------------------------------
Francoise M. Birnholz   SVP - Corporate    SVP - General Counsel for Julius Baer Securities   Employee of Bank Julius
                        Secretary and      Inc. and Bank Julius Baer & Co. Ltd. (New York)    Baer & Co. Ltd. (New
                        General Counsel                                                       York)
----------------------------------------------------------------------------------------------------------------------
Hendricus F. Bocxe      VP and Compliance  VP and Compliance Officer for Julius Baer          Employee of Bank Julius
                        Officer            Securities Inc. and Bank Julius Baer & Co. Ltd.    Baer & Co. Ltd. (New
                                           (New York)                                         York)
----------------------------------------------------------------------------------------------------------------------

* Julius Baer Securities Inc. and Bank Julius Baer & Co. Ltd (New York) are located at 330 Madison Avenue, New York, N.Y. 10017.

** Illander Ltd. is located at 350 Park Avenue, New York, N.Y. 10022.

*** Julius Baer Holding Ltd is located at Bahnofstrasse 36, Zurich Switzerland and Julius Baer Asset Management is located at Brandschenkestrasse 40, Zurich, Switzerland.

(viii)   Parametric Portfolio Associates

         PPA is a registered investment adviser providing investment management services to the Registrant. The directors and officers of PPA are set forth below.

-----------------------------------------------------------------------------------------
        NAME          POSITION WITH SUB-ADVISER             OTHER AFFILIATIONS
-----------------------------------------------------------------------------------------
Andrew Abramsky       Chief Operation Officer    None
-----------------------------------------------------------------------------------------
William E. Cornelius  Chairman of the Board      Director of PPA Acquisition Corporation,
                                                 DBA Parametric Portfolio Associates.
-----------------------------------------------------------------------------------------
Brian Langstraat      Chief Executive Officer    Director of PPA Acquisition Corporation,
                                                 DBA Parametric Portfolio Associates.
-----------------------------------------------------------------------------------------
David M. Stein        Chief Investment Officer   Director of PPA Acquisition Corporation,
                                                 DBA Parametric Portfolio Associates.
-----------------------------------------------------------------------------------------

(ix)     Armstrong Shaw Associates, Inc.

         The only employment of a substantial nature of each of ASA's directors and officers is with ASA.

(x)      Montag & Caldwell, Inc.

         M&C is a registered investment adviser providing investment management services to the Registrant. M&C is a member of the ABN AMRO group of companies. The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

--------------------------------------------------------------------------------------------------
          NAME                        POSITITON WITH SUB-ADVISER                OTHER AFFILIATIONS
--------------------------------------------------------------------------------------------------
Sandra M. Barker          Vice President                                        None
--------------------------------------------------------------------------------------------------
Janet B. Bunch            Vice President                                        None
--------------------------------------------------------------------------------------------------
Debra Bunde Reams         Vice President                                        None
--------------------------------------------------------------------------------------------------
Ronald E. Canakaris       President, Chief Executive Officer, Chief Investment  None
                          Officer and Director
--------------------------------------------------------------------------------------------------
Elizabeth C. Chester      Senior Vice President and Secretary                   None
--------------------------------------------------------------------------------------------------
Tom Cross Brown           Director                                              None
--------------------------------------------------------------------------------------------------

Jane R. Davenport         Vice President                                        None
--------------------------------------------------------------------------------------------------
James L. Deming           Vice President                                        None
--------------------------------------------------------------------------------------------------
Helen M. Donahue          Vice President                                        None
--------------------------------------------------------------------------------------------------
Marcia C. Dubs            Assistant Vice President                              None
--------------------------------------------------------------------------------------------------
Katherine E. Ryan         Assistant Vice President                              None
--------------------------------------------------------------------------------------------------
Brion D. Friedman         Vice President                                        None
--------------------------------------------------------------------------------------------------
Charles Jefferson Hagood  Vice President                                        None
--------------------------------------------------------------------------------------------------
Richard W. Haining        Vice President                                        None
--------------------------------------------------------------------------------------------------
Mark C. Hayes             Vice President                                        None
--------------------------------------------------------------------------------------------------
Lana M. Jordan            Vice President and Director of Marketing              None
--------------------------------------------------------------------------------------------------
Andrew W. Jung            Vice President                                        None
--------------------------------------------------------------------------------------------------
Rebecca M. Keister        Vice President                                        None
--------------------------------------------------------------------------------------------------
William E. Long III       Vice President                                        None
--------------------------------------------------------------------------------------------------
Charles E. Markwalter     Vice President                                        None
--------------------------------------------------------------------------------------------------
Grover C. Maxwell III     Vice President                                        None
--------------------------------------------------------------------------------------------------
Michael A. Nadal          Vice President                                        None
--------------------------------------------------------------------------------------------------
Solon P. Patterson        Chairman of the Board                                 None
--------------------------------------------------------------------------------------------------
Carla T. Phillips         Assistant Vice President                              None
--------------------------------------------------------------------------------------------------
Brian W. Stahl            Vice President and Treasurer                          None
--------------------------------------------------------------------------------------------------
M. Scott Thompson         Vice President                                        None
--------------------------------------------------------------------------------------------------
Debbie J. Thomas          Assistant Vice President                              None
--------------------------------------------------------------------------------------------------
David L. Watson           Vice President                                        None
--------------------------------------------------------------------------------------------------
William A. Vogel          Senior Vice President                                 None
--------------------------------------------------------------------------------------------------
Homer W. Whitman, Jr.     Senior Vice President                                 None
--------------------------------------------------------------------------------------------------
John S. Whitney, III      Vice President                                        None
--------------------------------------------------------------------------------------------------

(xi)     Bennett Lawrence Management, LLC

         The only employment of a substantial nature of each of BLM's directors and officers is with BLM.

(xii)    Eubel Brady and Suttman Asset Management, , Inc.

         The only employment of a substantial nature of each of EBS's directors and officers is with EBS.

(xiii)   Equity Investment Corporation

         The only employment of a substantial nature of each of EIC's directors and officers is with EIC.

(xiv)    Batterymarch Financial Management, Inc.

         Batterymarch Financial Management, Inc. ("Batterymarch") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

          NAME            POSITITON WITH SUB-ADVISER                OTHER AFFILIATIONS
-----------------------------------------------------------------------------------------------------
Deepak Chowdhury          Director                    Vice President, Legg Mason Fund Adviser, Inc.
                                                      ("LMFA") Manager, Brandywine Asset Management,
                                                      Inc. ("Brandywine")
-----------------------------------------------------------------------------------------------------
William L. Elcock        CEO and Director             None
-----------------------------------------------------------------------------------------------------
Timothy C. Scheve        Director                     Senior Executive Vice President, Legg Mason,
                                                      Inc.; Senior Executive Vice President and
                                                      Director, Legg Mason Wood Walker,
-----------------------------------------------------------------------------------------------------

                                                      Incorporated ("LMWW"); President and Director,
                                                      LMTower; Manager, Brandywine; Director, Gray,
                                                      Seifert & Co., Inc. ("Gray Seifert"); Director,
                                                      Berkshire Asset Management, Inc. ("Berkshire");
                                                      Director, Bartlett & Co. ("Bartlett");
                                                      Director, Legg Mason Capital Management, Inc.
                                                      ("LMCM"); Director, LMFA; Director, Legg Mason
                                                      Funds Management, Inc. ("LMFM"); Director,
                                                      LMTrust; Director, Western Asset Management
                                                      Company ("WAM"); Director, Western Asset
                                                      Management Company Limited ("WAMCL")
-----------------------------------------------------------------------------------------------------
Edward A. Taber III       Director                    Senior Executive Vice President, Legg Mason,
                                                      Inc.; Director, LM Holdings Limited; Director,
                                                      Legg Mason Holdings Limited; Director, LMCM;
                                                      Director, LMFA; Director, LMFM; Director, WAM;
                                                      Director, WAMCL; Director, LMREI
-----------------------------------------------------------------------------------------------------
Tania Zouikin             Chairman and Director
-----------------------------------------------------------------------------------------------------

(xvi)    Systematic Financial Management L.P.

         The only employment of a substantial nature of each of SFM's directors and officers is with SFM.

ITEM 27.       PRINCIPAL UNDERWRITER

(a) PFPC Distributors, Inc. acts as principal underwriter for the following investment companies:

         AB Funds Trust

         AFBA 5Star Funds, Inc.

         Columbia Common Stock Fund, Inc.

         Columbia Growth Fund, Inc.

         Columbia International Stock Fund, Inc.

         Columbia Special Fund, Inc.

         Columbia Small Cap Fund, Inc.

         Columbia Real Estate Equity Fund, Inc.

         Columbia Balanced Fund, Inc.

         Columbia Daily Income Company

         Columbia U.S. Government Securities Fund, Inc.

         Columbia Fixed Income Securities Fund, Inc.

         Columbia Municipal Bond Fund, Inc.

         Columbia High Yield Fund, Inc.

         Columbia National Municipal Bond Fund, Inc.

         Columbia Strategic Value Fund, Inc.

         Columbia Technology Fund, Inc.

         Deutsche Asset Management VIT Funds

         Forward Funds, Inc

         GAMNA Series Funds, Inc.

         Harris Insight Funds Trust

         Hillview Investment Trust II
         International Dollar Reserve Fund I, Ltd.
         Kalmar Pooled Investment Trust
         Matthews International Funds
         Metropolitan West Funds
         New Covenant Funds
         Pictet Funds
         The RBB Fund, Inc.
         RS Investment Trust
         SmithGraham Institutional Funds
         Stratton Growth Fund, Inc.
         Stratton Monthly Dividend REIT Shares, Inc.
         The Stratton Funds, Inc.
         Tomorrow Funds Retirement Trust
         Trainer, Wortham First Mutual Funds
         Undiscovered Managers Funds
         Weiss, Peck & Greer Funds Trust
         Weiss, Peck & Greer International Fund
         Whitehall Funds Trust
         Wilshire Target Funds, Inc.
         WPG Large Cap Growth Fund
         WPG Tudor Fund
         WT Mutual Fund

         Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.

         Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  Northern Funds Trust
                  Northern Institutional Funds Trust

         Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  The Offit Investment Fund, Inc
                  The Offit Variable Insurance Fund, Inc.

         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

(b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Steven Turowski           -     Chairman, Chief Executive Officer,
                                         Director and President

         Brian Burns               -     Director
         Michael Denofrio          -     Director
         Susan Keller              -     Director
         Rita G. Adler             -     Chief Compliance Officer
         Christine A. Ritch        -     Chief Legal Officer

         Salvatore Faia            -     Secretary and Clerk
         Christopher S. Conner     -     Assistant Secretary and Assistant Clerk
         Bradley A. Stearns        -     Assistant Secretary and Assistant Clerk
         John L. Wilson            -     Assistant Secretary and Assistant Clerk
         John Coary                -     Treasurer
         Douglas D. Castagna       -     Controller and Assistant Treasurer
         Bruno DiStefano           -     Vice President
         Elizabeth T. Holtsbery    -     Vice President
         Susan K. Moscaritolo      -     Vice President
         Thomas Rodman             -     Vice President

(c)      Not applicable.

ITEM 28.          LOCATIONS OF ACCOUNTS AND RECORDS

All accounts and records are maintained by the Registrant, or on its behalf by the Registrant's sub-administrator, transfer agent, dividend paying agent and sub-accounting services agent, PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.          MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.          UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

"Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, state of Delaware on the 28th day of August, 2003.

                                                 WT MUTUAL FUND

                                            By: /s/ Robert J. Christian
                                                ------------------------------
                                                Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 /s/ Robert H. Arnold *                   Trustee                           August 28, 2003
---------------------------
Robert H. Arnold

 /s/ Eric Brucker *                       Trustee                           August 28, 2003
---------------------------
Eric Brucker

 /s/ Robert J. Christian                  Trustee, President                August 28, 2003
---------------------------
Robert J. Christian

 /s/John R. Giles                         Chief Financial Officer           August 28, 2003
---------------------------
John R. Giles

 /s/ Nicholas A. Giordano *               Trustee                           August 28, 2003
---------------------------
Nicholas A. Giordano

 /s/ Louis Klein, Jr. *                   Trustee                           August 28, 2003
---------------------------
Louis Klein, Jr.

 /s/ Clement C. Moore, II *               Trustee                           August 28, 2003
---------------------------
Clement C. Moore, II

 /s/ John J. Quindlen *                   Trustee                           August 28, 2003
---------------------------
John J. Quindlen

 /s/ William P. Richards *                Trustee                           August 28, 2003
---------------------------
William P. Richards

 /s/ Mark Sargent *                       Trustee                           August 28, 2003
---------------------------
Mark Sargent

* By /s/ Robert J. Christian
     -----------------------
     Robert J. Christian
     Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION
23(d)(x)          Sub-Advisory Agreement with respect and among the Trust, on behalf of the Large
                  Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative
                  Series, RSMC and PPA.

23(d)(xi)         Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager
                  Series, RSMC and ASA.

23(d)(xii)        Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager
                  Series, RSMC and M&C.

23(d)(xiii)       Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager
                  Series, RSMC and BLM.

23(d)(xiv)        Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager
                  Series, RSMC and EBS.

23(d)(xv)         Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager
                  Series, RSMC and EIC.

23(d)(xvi)        Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager
                  Series, RSMC and BFM.

23(d)(xvii)       Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager
                  Series, RSMC and SFM.

23(e)(i)(b)       Amended Schedule A to the Distribution Agreement with PFPC Distributors, Inc.

23(h)(i)(b)       Amended Exhibit A to Transfer Agency Agreement with PFPC Inc.

23(m)(i)          Plan of Distribution Pursuant to Rule 12b-1 Plan.

23(n)(i)          Multiple Class Plan Pursuant to Rule 18f-3.

23(p)(ix)         Code of Ethics of PPA

23(p)(x)          Code of Ethics of ASA

23(p)(xi)         Code of Ethics of M&C

23(p)(xii)        Code of Ethics of BLM

23(p)(xiii)       Code of Ethics of EBS

23(p)(xiv)        Code of Ethics of EIC

23(p)(xv)         Code of Ethics of BFM

23(p)(xvi)        Code of Ethics of SFM